United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number: 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, New York	14450
(Address of principal executive offices)	(zip code)

B. Reuben Auspitz        290 Woodcliff Drive, Fairport, New York 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: October 31, 2009

Date of reporting period: July 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Section 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1:	SCHEDULE OF INVESTMENTS

Investment Portfolio - July 31, 2009 (unaudited)

Dividend Focus Series	Shares	Value
COMMON STOCKS—97.8%

Consumer Discretionary—7.6%
Auto Components—0.3%
Johnson Controls, Inc.	190	$4,917

Distributors—0.2%
Genuine Parts Co.	96	3,400

Hotels, Restaurants & Leisure—2.5%
McDonald’s Corp.	703	38,707

Household Durables—0.7%
The Black & Decker Corp.	30	1,128
Fortune Brands, Inc.	70	2,770
Leggett & Platt, Inc.	79	1,371
Newell Rubbermaid, Inc.	169	2,175
Snap-on, Inc.	22	784
The Stanley Works	38	1,526
Whirlpool Corp.	20	1,142

		10,896

Leisure Equipment & Products—0.3%
Mattel, Inc.	204	3,586

Media—1.2%
The McGraw-Hill Companies, Inc.	169	5,298
Pearson plc—ADR (United Kingdom)	230	2,666
Thomson Reuters Corp.	336	10,896

		18,860

Multiline Retail—0.2%
J.C. Penney Co., Inc.	69	2,080
Nordstrom, Inc.	56	1,481

		3,561

Specialty Retail—1.9%
The Home Depot, Inc.	1,004	26,044
Limited Brands, Inc.	165	2,135

		28,179

Textiles, Apparel & Luxury Goods—0.3%
VF Corp.	63	4,075

Total Consumer Discretionary		116,181

Consumer Staples—18.2%
Beverages—9.2%
The Coca-Cola Co.	1,282	63,895
Diageo plc—ADR (United Kingdom)	359	22,394
PepsiCo, Inc.	944	53,572

		139,861

Food & Staples Retailing—0.5%
Sysco Corp.	351	8,340

Food Products—3.7%
Campbell Soup Co.	170	5,275
General Mills, Inc.	146	8,601

Investment Portfolio - July 31, 2009 (unaudited)

Dividend Focus Series	Shares	Value
H.J. Heinz Co.	174	6,692
The Hershey Co.	137	5,473
The J.M. Smucker Co.	45	2,251
Kellogg Co.	182	8,645
Kraft Foods, Inc.—Class A	462	13,093
McCormick & Co., Inc.—NVS	57	1,836
Sara Lee Corp.	410	4,362

		56,228

Household Products—0.9%
Kimberly-Clark Corp.	247	14,437

Personal Products—0.3%
Avon Products, Inc.	132	4,274

Tobacco—3.6%
Altria Group, Inc.	1,169	20,493
Lorillard, Inc.	55	4,055
Philip Morris International, Inc.	657	30,616

		55,164

Total Consumer Staples		278,304

Energy—20.5%
Energy Equipment & Services—0.3%
Tenaris S.A.—ADR (Luxembourg)	164	4,972

Oil, Gas & Consumable Fuels—20.2%
BP plc—ADR (United Kingdom)	1,185	59,297
Chevron Corp.	839	58,285
ConocoPhillips	763	33,351
EnCana Corp. (Canada)	236	12,661
Enerplus Resources Fund (Canada)	48	1,046
Marathon Oil Corp.	227	7,321
Penn West Energy Trust (Canada)	136	1,777
Repsol YPF, S.A.—ADR (Spain)	529	12,342
Royal Dutch Shell plc—Class A—ADR (Netherlands)	1,073	56,483
Sasol—ADR (South Africa)	189	6,751
Sunoco, Inc.	33	815
Total S.A.—ADR (France)	997	55,483
The Williams Companies, Inc.	158	2,637

		308,249

Total Energy		313,221

Financials—0.8%
Capital Markets—0.3%
Federated Investors, Inc.—Class B	49	1,271
Invesco Ltd.	106	2,093
Waddell & Reed Financial, Inc.—Class A	34	965

		4,329

Insurance—0.4%
Marsh & McLennan Companies, Inc.	264	5,391

Real Estate Investment Trusts (REITS)—0.1%
Plum Creek Timber Co., Inc.	59	1,846

Total Financials		11,566

Health Care—20.9%

Investment Portfolio - July 31, 2009 (unaudited)

Dividend Focus Series	Shares	Value
Pharmaceuticals—20.9%
Abbott Laboratories	759	34,147
AstraZeneca plc—ADR (United Kingdom)	832	38,638
Biovail Corp. (Canada)	41	549
Bristol-Myers Squibb Co.	1,127	24,501
Eli Lilly & Co.	635	22,155
GlaxoSmithKline plc—ADR (United Kingdom)	1,398	53,529
Johnson & Johnson	965	58,759
Merck & Co., Inc.	1,224	36,732
Pfizer, Inc.	3,164	50,402

Total Health Care		319,412

Industrials—10.2%
Aerospace & Defense—0.9%
Empresa Brasileira de Aeronautica S.A. (Embraer)—ADR (Brazil)	49	955
Honeywell International, Inc.	225	7,808
Northrop Grumman Corp.	100	4,458

		13,221

Air Freight & Logistics—2.1%
United Parcel Service, Inc. (UPS)—Class B	591	31,754

Building Products—0.2%
Masco Corp.	187	2,605

Commercial Services & Supplies—0.9%
Avery Dennison Corp.	49	1,310
Pitney Bowes, Inc.	124	2,561
RR Donnelley & Sons Co.	107	1,487
Waste Management, Inc.	296	8,321

		13,679

Electrical Equipment—1.4%
Cooper Industries Ltd.—Class A	99	3,262
Emerson Electric Co.	436	15,862
Hubbell, Inc.—Class B	23	858
Rockwell Automation, Inc.	38	1,574

		21,556

Industrial Conglomerates—2.5%
3M Co.	412	29,054
Koninklijke (Royal) Philips Electronics N.V.—NY Shares (Netherlands)	244	5,553
Tyco International Ltd. (Switzerland)	130	3,929

		38,536

Machinery—1.9%
Caterpillar, Inc.	182	8,019
Dover Corp.	54	1,837
Eaton Corp.	77	3,998
Harsco Corp.	21	578
Illinois Tool Works, Inc.	294	11,922
Ingersoll-Rand plc (Ireland)	84	2,426
Pentair, Inc.	36	983

		29,763

Road & Rail—0.3%
Norfolk Southern Corp.	109	4,714

Investment Portfolio - July 31, 2009 (unaudited)

Dividend Focus Series	Shares	Value
Total Industrials		155,828

Information Technology—7.8%
Electronic Equipment, Instruments & Components—0.4%
AU Optronics Corp.—ADR (Taiwan)	263	2,930
Tyco Electronics Ltd. (Switzerland)	125	2,684

		5,614

IT Services—1.1%
Automatic Data Processing, Inc.	304	11,324
Paychex, Inc.	218	5,777

		17,101

Semiconductors & Semiconductor Equipment—6.3%
Analog Devices, Inc.	170	4,653
Intel Corp.	2,634	50,704
Linear Technology Corp.	126	3,386
Maxim Integrated Products, Inc.	79	1,400
Microchip Technology, Inc.	105	2,828
Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Taiwan)	3,130	32,773

		95,744

Total Information Technology		118,459

Materials—9.0%
Chemicals—2.4%
The Dow Chemical Co.	527	11,157
E.I. du Pont de Nemours and Co.	503	15,558
Eastman Chemical Co.	37	1,837
International Flavors & Fragrances, Inc.	38	1,340
The Lubrizol Corp.	31	1,796
PPG Industries, Inc.	89	4,895
RPM International, Inc.	29	463

		37,046

Construction Materials—0.2%
CRH plc—ADR (Ireland)	149	3,685

Containers & Packaging—0.2%
Bemis Co., Inc.	43	1,132
Greif, Inc.—Class A	11	565
Sonoco Products Co.	51	1,350

		3,047

Metals & Mining—6.2%
ArcelorMittal—NY Shares (Luxembourg)	432	15,569
BHP Billiton Ltd.—ADR (Australia)	677	42,624
Companhia Siderurgica Nacional S.A. (CSN)—ADR (Brazil)	219	5,606
Gerdau S.A.—ADR (Brazil)	678	7,912
Nucor Corp.	99	4,403
Rio Tinto plc—ADR (United Kingdom)	98	16,423
Steel Dynamics, Inc.	46	753
United States Steel Corp.	31	1,232

		94,522

Total Materials		138,300

Telecommunication Services—1.7%
Diversified Telecommunication Services—1.4%
Brasil Telecom S.A.—ADR (Brazil)	88	1,900

Investment Portfolio - July 31, 2009 (unaudited)

Dividend Focus Series	Shares	Value
CenturyTel, Inc.	26	816
Chunghwa Telecom Co. Ltd.—ADR (Taiwan)	307	5,358
Hellenic Telecommunications Organization S.A. (OTE)—ADR (Greece)	544	4,265
Magyar Telekom Telecommunications plc—ADR (Hungary)	118	2,123
Telecom Corp. of New Zealand Ltd.—ADR (New Zealand)	219	2,039
Telefonos de Mexico S.A.B. de C.V. (Telmex)—ADR (Mexico)	293	4,632

		21,133

Wireless Telecommunication Services—0.3%
Cellcom Israel Ltd. (Israel)	25	699
Partner Communications Co. Ltd.—ADR (Israel)	72	1,358
Philippine Long Distance Telephone Co.—ADR (Philippines)	62	3,266

		5,323

Total Telecommunication Services		26,456

Utilities—1.1%
Electric Utilities—0.1%
Companhia Energetica de Minas Gerais (CEMIG)—ADR (Brazil)	91	1,299
DPL, Inc.	38	910

		2,209

Gas Utilities—0.1%
National Fuel Gas Co.	40	1,623
WGL Holdings, Inc.	13	431

		2,054

Multi-Utilities—0.8%
MDU Resources Group, Inc.	78	1,570
Public Service Enterprise Group, Inc.	308	9,995

		11,565

Water Utilities—0.1%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)—ADR (Brazil)	52	1,753

Total Utilities		17,581

TOTAL COMMON STOCKS
(Identified Cost $1,313,657)		1,495,308

SHORT-TERM INVESTMENTS—1.9%
Dreyfus Cash Management, Inc.—Institutional Shares
(Identified Cost $28,669)	28,669	28,669

TOTAL INVESTMENTS—99.7%
(Identified Cost $1,342,326)		1,523,977
OTHER ASSETS, LESS LIABILITIES—0.3%		3,967

NET ASSETS—100%		$1,527,944

ADR—American Depository Receipt

NVS—Non-Voting Shares

The Series’ portfolio holds as a percentage of net assets, greater than 10% in the following country: United Kingdom—12.6%.

Investment Portfolio - July 31, 2009 (unaudited)

Federal Tax Information:

On July 31, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,342,326

Unrealized appreciation	$185,030
Unrealized depreciation	(3,379)

Net unrealized appreciation	$181,651

FAS 157 Information:

FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) established a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements. In April 2009, FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly (“FSP 157-4”) was issued and is effective for financial statements and interim periods ending after June 15, 2009. FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for an asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. The impact on the Series resulting from the adoption of this FSP is expanded disclosure as shown below.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the levels used as of July 31, 2009 in valuing the Series’ assets or liabilities carried at market value:

Description:	7/31/09	Level 1	Level 2	Level 3
Equity securities*	$1,495,308	$1,495,308	$—	$—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual Funds	28,669	28,669	—	—
Other financial instruments**	—	—	—	—

Total	$1,523,977	$1,523,977	$—	$—

*	Includes common stock, warrants and rights.

**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of July 31, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2008 or July 31, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2009 (unaudited)

Equity Series	Shares/ Principal Amount	Value
COMMON STOCKS—91.8%

Consumer Discretionary—18.8%
Hotels, Restaurants & Leisure—4.7%
Carnival Corp.	940,850	$26,334,391
International Game Technology	703,970	13,903,408

		40,237,799

Household Durables—1.2%
Fortune Brands, Inc.	260,720	10,316,690

Media—6.0%
Comcast Corp.—Class A	942,220	14,001,389
Viacom, Inc.—Class B*	453,110	10,494,028
The Walt Disney Co.	1,100,070	27,633,758

		52,129,175

Multiline Retail—2.7%
Kohl’s Corp.*	264,470	12,840,019
Nordstrom, Inc.	397,810	10,518,096

		23,358,115

Specialty Retail—4.2%
Dick’s Sporting Goods, Inc.*	605,420	12,017,587
The Home Depot, Inc.	267,930	6,950,104
Lowe’s Companies, Inc.	316,940	7,118,472
The Sherwin-Williams Co.	180,430	10,419,833

		36,505,996

Total Consumer Discretionary		162,547,775

Consumer Staples—4.1%
Food Products—4.1%
Dean Foods Co.*	468,530	9,928,151
General Mills, Inc.	223,120	13,143,999
Kellogg Co.	270,280	12,838,300

Total Consumer Staples		35,910,450

Energy—5.4%
Energy Equipment & Services—3.4%
Baker Hughes, Inc.	332,710	13,474,755
Weatherford International Ltd.* (Switzerland)	844,770	15,847,885

		29,322,640

Oil, Gas & Consumable Fuels—2.0%
Hess Corp.	321,580	17,751,216

Total Energy		47,073,856

Financials—7.4%
Capital Markets—5.1%
Federated Investors, Inc.—Class B	430,410	11,160,531
Northern Trust Corp.	182,250	10,900,372
SEI Investments Co.	1,180,980	22,320,522

		44,381,425

Consumer Finance—2.3%
American Express Co.	695,170	19,694,166

Investment Portfolio - July 31, 2009 (unaudited)

Equity Series	Shares/ Principal Amount	Value
Total Financials		64,075,591

Health Care—15.4%
Biotechnology—1.5%
Genzyme Corp.*	258,490	13,413,046

Health Care Equipment & Supplies—3.4%
Becton, Dickinson & Co.	270,329	17,611,934
Inverness Medical Innovations, Inc.*	347,210	11,683,617

		29,295,551

Health Care Providers & Services—2.2%
Quest Diagnostics, Inc.	346,330	18,916,545

Health Care Technology—2.6%
Cerner Corp.*	159,370	10,371,800
Eclipsys Corp.*	685,910	12,483,562

		22,855,362

Life Sciences Tools & Services—4.1%
Millipore Corp.*	137,400	9,563,040
PerkinElmer, Inc.	668,120	11,778,956
Thermo Fisher Scientific, Inc.*	304,180	13,773,270

		35,115,266

Pharmaceuticals—1.6%
Johnson & Johnson	222,570	13,552,287

Total Health Care		133,148,057

Industrials—9.3%
Air Freight & Logistics—3.9%
FedEx Corp.	222,640	15,103,898
United Parcel Service, Inc. (UPS)—Class B	355,350	19,092,956

		34,196,854

Airlines—3.7%
Southwest Airlines Co.	4,105,120	32,225,192

Road & Rail—1.7%
Heartland Express, Inc.	251,260	3,869,404
J.B. Hunt Transport Services, Inc.	237,620	6,641,479
Knight Transportation, Inc.	224,500	4,072,430

		14,583,313

Total Industrials		81,005,359

Information Technology—24.6%
Communications Equipment—4.9%
Cisco Systems, Inc.*	1,626,180	35,792,222
Juniper Networks, Inc.*	261,610	6,835,869

		42,628,091

Computers & Peripherals—2.4%
EMC Corp.*	1,376,270	20,726,626

Internet Software & Services—4.3%
Google, Inc.—Class A*	83,820	37,136,451

Investment Portfolio - July 31, 2009 (unaudited)

Equity Series	Shares/ Principal Amount	Value
IT Services—3.6%
Automatic Data Processing, Inc.	370,000	13,782,500
Paychex, Inc.	652,310	17,286,215

		31,068,715

Semiconductors & Semiconductor Equipment—1.2%
KLA-Tencor Corp.	160,880	5,128,854
Lam Research Corp.*	187,490	5,635,949

		10,764,803

Software—8.2%
Autodesk, Inc.*	621,250	13,549,463
Electronic Arts, Inc. (EA)*	965,010	20,718,765
Microsoft Corp.	1,283,060	30,177,571
Salesforce.com, Inc.*	145,400	6,301,636

		70,747,435

Total Information Technology		213,072,121

Materials—4.7%
Chemicals—2.3%
Ecolab, Inc.	143,470	5,955,440
Monsanto Co.	163,630	13,744,920

		19,700,360

Paper & Forest Products—2.4%
Weyerhaeuser Co.	590,770	20,700,581

Total Materials		40,400,941

Telecommunication Services—2.1%
Wireless Telecommunication Services—2.1%
American Tower Corp.—Class A*	166,340	5,670,531
Crown Castle International Corp.*	447,170	12,851,666

Total Telecommunication Services		18,522,197

TOTAL COMMON STOCKS (Identified Cost $763,190,475)		795,756,347

SHORT-TERM INVESTMENTS—8.4%
Dreyfus Cash Management, Inc.—Institutional Shares	43,159,309	43,159,309
Federal Home Loan Bank Discount Note, 8/7/2009	$30,000,000	29,999,081

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $73,158,609)		73,158,390

TOTAL INVESTMENTS—100.2% (Identified Cost $836,349,084)		868,914,737
LIABILITIES, LESS OTHER ASSETS—(0.2%)		(1,739,897)

NET ASSETS—100%		$867,174,840

*	Non-income producing security

Investment Portfolio - July 31, 2009 (unaudited)

Federal Tax Information:

On July 31, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$837,795,200

Unrealized appreciation	$68,730,031
Unrealized depreciation	(37,610,494)

Net unrealized appreciation	$31,119,537

FAS 157 Information:

FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) established a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements. In April 2009, FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly (“FSP 157-4”) was issued and is effective for financial statements and interim periods ending after June 15, 2009. FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for an asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. The impact on the Series resulting from the adoption of this FSP is expanded disclosure as shown below.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the levels used as of July 31, 2009 in valuing the Series’ assets or liabilities carried at market value:

Description:	7/31/09	Level 1	Level 2	Level 3
Equity securities*	$795,756,347	$795,756,347	$—	$—
Preferred securities	—	—	—	—
Debt securities:
US Treasury and other US government agencies	29,999,081	—	29,999,081	—
Mutual Funds	43,159,309	43,159,309	—	—
Other financial instruments**	—	—	—	—

Total	$868,914,737	$838,915,656	$29,999,081	$—

*	Includes common stock, warrants and rights.

**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of July 31, 2009, the Series did not hold any derivative instruments.

Investment Portfolio - July 31, 2009 (unaudited)

There were no Level 3 securities held by the Series as of October 31, 2008 or July 31, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or unaudited semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2009 (unaudited)

Overseas Series	Shares/ Principal Amount	Value
COMMON STOCKS—93.4%

Consumer Discretionary—9.1%
Automobiles—2.0%
Bayerische Motoren Werke AG (BMW) (Germany)	94,870	$4,359,469
Suzuki Motor Corp. (Japan)	114,900	2,902,558

		7,262,027

Hotels, Restaurants & Leisure—0.6%
Club Mediterranee S.A.* (France)	143,168	2,086,179

Leisure Equipment & Products—1.0%
Sankyo Co. Ltd. (Japan)	63,300	3,773,512

Media—4.4%
Grupo Televisa S.A.—ADR (Mexico)	381,710	6,905,134
Societe Television Francaise 1 (France)	607,700	9,413,716

		16,318,850

Textiles, Apparel & Luxury Goods—1.1%
Adidas AG (Germany)	93,850	3,962,856

Total Consumer Discretionary		33,403,424

Consumer Staples—16.0%
Beverages—3.5%
Carlsberg A/S—Class B (Denmark)	80,850	5,610,499
Heineken N.V. (Netherlands)	184,400	7,360,653

		12,971,152

Food & Staples Retailing—2.1%
Carrefour S.A. (France)	160,260	7,521,858

Food Products—8.5%
Cadbury plc (United Kingdom)	782,400	7,722,987
Nestle S.A. (Switzerland)	192,130	7,910,389
Unilever plc—ADR (United Kingdom)	583,950	15,387,083

		31,020,459

Personal Products—1.9%
L’Oreal S.A. (France)	43,480	3,767,965
Natura Cosmeticos S.A. (Brazil)	235,090	3,350,146

		7,118,111

Total Consumer Staples		58,631,580

Energy—6.0%
Energy Equipment & Services—4.5%
Calfrac Well Services Ltd. (Canada)	429,090	4,462,217
Compagnie Generale de Geophysique—Veritas (CGG—Veritas)* (France)	401,590	8,138,134
Trican Well Service Ltd. (Canada)	453,020	4,038,061

		16,638,412

Oil, Gas & Consumable Fuels—1.5%
Talisman Energy, Inc. (Canada)	355,320	5,493,109

Total Energy		22,131,521

Financials—4.0%

Investment Portfolio - July 31, 2009 (unaudited)

Overseas Series	Shares/ Principal Amount	Value
Commercial Banks—0.5%
Societe Generale (France)	29,980	1,924,725

Diversified Financial Services—0.9%
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	65,450	3,451,070

Insurance—2.6%
Allianz SE (Germany)	62,670	6,197,249
Willis Group Holdings Ltd. (United Kingdom)	127,330	3,173,064

		9,370,313

Total Financials		14,746,108

Health Care—20.1%
Health Care Equipment & Supplies—8.2%
Covidien plc (Ireland)	289,150	10,932,762
Mindray Medical International Ltd.—ADR (China)	199,600	5,932,112
Nobel Biocare Holding AG (Switzerland)	227,240	5,399,131
Straumann Holding AG (Switzerland)	18,590	4,074,068
Synthes, Inc. (United States)	32,960	3,705,763

		30,043,836

Health Care Providers & Services—6.0%
BML, Inc. (Japan)	89,300	2,100,122
Bumrungrad Hospital Public Co. Ltd.—NVDR (Thailand)	4,513,700	3,416,454
Diagnosticos da America S.A.* (Brazil)	201,000	4,288,977
Sonic Healthcare Ltd. (Australia)	1,246,460	12,193,325

		21,998,878

Life Sciences Tools & Services—3.8%
Lonza Group AG (Switzerland)	107,060	10,613,793
QIAGEN N.V.* (Netherlands)	188,910	3,581,734

		14,195,527

Pharmaceuticals—2.1%
Novartis AG—ADR (Switzerland)	168,120	7,669,634

Total Health Care		73,907,875

Industrials—15.2%
Aerospace & Defense—2.7%
Empresa Brasileira de Aeronautica S.A. (Embraer)—ADR (Brazil)	513,270	10,003,632

Air Freight & Logistics—2.9%
TNT N.V. (Netherlands)	444,930	10,566,699

Airlines—1.7%
Ryanair Holdings plc—ADR* (Ireland)	114,830	3,250,837
Singapore Airlines Ltd. (Singapore)	302,000	2,833,611

		6,084,448

Electrical Equipment—4.8%
ABB Ltd. (Asea Brown Boveri)—ADR (Switzerland)	421,150	7,698,622
Gamesa Corporacion Tecnologica S.A. (Spain)	174,240	3,769,311
Nexans S.A. (France)	93,400	6,283,812

		17,751,745

Industrial Conglomerates—3.1%

Investment Portfolio - July 31, 2009 (unaudited)

Overseas Series	Shares/ Principal Amount	Value
Siemens AG (Germany)	144,350	11,507,516

Total Industrials		55,914,040

Information Technology—19.3%
Communications Equipment—4.3%
Alcatel-Lucent—ADR* (France)	2,977,440	8,217,734
Nokia Corp.—ADR (Finland)	572,760	7,640,618

		15,858,352

IT Services—6.5%
Accenture Ltd.—Class A (Bermuda)	102,890	3,608,352
Amdocs Ltd.* (Guernsey)	618,900	14,804,088
Redecard S.A. (Brazil)	358,000	5,330,077

		23,742,517

Semiconductors & Semiconductor Equipment—3.3%
ASML Holding N.V. (Netherlands)	235,690	6,170,106
Tokyo Electron Ltd. (Japan)	113,300	5,939,837

		12,109,943

Software—5.2%
Misys plc* (United Kingdom)	1,646,680	4,984,897
SAP AG—ADR (Germany)	126,780	5,990,355
Square Enix Holdings Co. Ltd. (Japan)	170,000	3,782,370
UbiSoft Entertainment S.A.* (France)	247,800	4,232,351

		18,989,973

Total Information Technology		70,700,785

Materials—1.5%
Chemicals—1.2%
Johnson Matthey plc (United Kingdom)	185,580	4,388,978

Paper & Forest Products—0.3%
Norbord, Inc. (Canada)	1,117,820	1,089,797

Total Materials		5,478,775

Telecommunication Services—2.2%
Diversified Telecommunication Services—0.3%
Hutchison Telecommunications Hong Kong Holdings Ltd.* (Hong Kong)	6,307,000	976,593

Wireless Telecommunication Services—1.9%
Hutchison Telecommunications International Ltd. (Hong Kong)	6,307,000	1,652,070
SK Telecom Co. Ltd.—ADR (South Korea)	329,150	5,539,595

		7,191,665

Total Telecommunication Services		8,168,258

TOTAL COMMON STOCKS
(Identified Cost $365,227,457)		343,082,366

PREFERRED STOCKS—1.6%
Consumer Staples—1.6%
Household Products—1.6%
Henkel AG & Co. KGaA (Germany)
(Identified Cost $5,515,148)	163,840	6,023,959

SHORT-TERM INVESTMENTS—4.7%

Investment Portfolio - July 31, 2009 (unaudited)

Overseas Series	Shares/ Principal Amount	Value
Dreyfus Cash Management, Inc.—Institutional Shares	11,198,470	11,198,470
Federal Home Loan Bank Discount Note, 8/7/2009	$6,000,000	5,999,816

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $17,198,330)		17,198,286

TOTAL INVESTMENTS—99.7%
(Identified Cost $387,940,935)		366,304,611
OTHER ASSETS, LESS LIABILITIES—0.3%		1,214,205

NET ASSETS—100%		$367,518,816

*	Non-income producing security

ADR—American Depository Receipt

NVDR—Non-Voting Depository Receipt

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: France—15.0%; Switzerland—11.8%; Germany—10.4%.

Federal Tax Information:

On July 31, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$387,950,376
Unrealized appreciation	$23,707,858
Unrealized depreciation	(45,353,623)

Net unrealized depreciation	$(21,645,765)

FAS 157 Information:

FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) established a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements. In April 2009, FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly (“FSP 157-4”) was issued and is effective for financial statements and interim periods ending after June 15, 2009. FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for an asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. The impact on the Series resulting from the adoption of this FSP is expanded disclosure as shown below.

Investment Portfolio - July 31, 2009 (unaudited)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the levels used as of July 31, 2009 in valuing the Series’ assets or liabilities carried at market value:

Description:	7/31/09	Level 1	Level 2	Level 3
Equity securities*	$343,082,366	$343,082,366	—	$—
Preferred securities	6,023,959	6,023,959	—	—
Debt securities:
US Treasury and other US government agencies	5,999,816	—	5,999,816	—
Mutual Funds	11,198,470	11,198,470		—
Other financial instruments**	—	—	—	—

Total	$366,304,611	$360,304,795	$5,999,816	$—

*	Includes common stock, warrants and rights.

**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of July 31, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2008 or July 31, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2009 (unaudited)

Tax Managed Series	Shares/ Principal Amount	Value
COMMON STOCKS—91.7%

Consumer Discretionary—13.2%
Hotels, Restaurants & Leisure—3.6%
Carnival Corp.	19,060	$533,489
International Game Technology	21,050	415,737

		949,226

Media—4.6%
Comcast Corp.—Class A	24,190	359,463
Viacom, Inc.—Class B*	12,670	293,437
The Walt Disney Co.	21,710	545,355

		1,198,255

Multiline Retail—1.4%
Nordstrom, Inc.	13,970	369,367

Specialty Retail—3.6%
Dick’s Sporting Goods, Inc.*	15,350	304,698
The Home Depot, Inc.	7,100	184,174
Lowe’s Companies, Inc.	8,880	199,445
The Sherwin-Williams Co.	4,140	239,085

		927,402

Total Consumer Discretionary		3,444,250

Consumer Staples—10.6%
Food Products—9.5%
Dean Foods Co.*	13,450	285,006
General Mills, Inc.	6,090	358,762
Kellogg Co.	7,210	342,475
Nestle S.A. (Switzerland)	13,760	566,528
Unilever plc—ADR (United Kingdom)	34,860	918,561

		2,471,332

Personal Products—1.1%
L’Oreal S.A. (France)	3,320	287,710

Total Consumer Staples		2,759,042

Energy—4.8%
Energy Equipment & Services—3.0%
Baker Hughes, Inc.	8,980	363,690
National-Oilwell Varco, Inc.*	2,752	98,907
Weatherford International Ltd.* (Switzerland)	16,250	304,850

		767,447

Oil, Gas & Consumable Fuels—1.8%
Hess Corp.	8,630	476,376

Total Energy		1,243,823

Financials—5.5%

Investment Portfolio - July 31, 2009 (unaudited)

Tax Managed Series	Shares/ Principal Amount	Value
Capital Markets—3.5%
Federated Investors, Inc.—Class B	10,100	261,893
Northern Trust Corp.	5,140	307,423
SEI Investments Co.	18,200	343,980

		913,296

Consumer Finance—2.0%
American Express Co.	18,790	532,321

Total Financials		1,445,617

Health Care—14.5%
Biotechnology—1.4%
Genzyme Corp.*	6,880	357,003

Health Care Equipment & Supplies—2.2%
Becton, Dickinson & Co.	4,720	307,508
Inverness Medical Innovations, Inc.*	8,290	278,959

		586,467

Health Care Providers & Services—2.0%
Quest Diagnostics, Inc.	9,350	510,697

Health Care Technology—1.4%
Cerner Corp.*	5,570	362,496

Life Sciences Tools & Services—4.1%
Lonza Group AG (Switzerland)	1,680	166,553
Millipore Corp.*	3,490	242,904
PerkinElmer, Inc.	18,200	320,866
Thermo Fisher Scientific, Inc.*	7,410	335,525

		1,065,848

Pharmaceuticals—3.4%
Johnson & Johnson	5,790	352,553
Novartis AG—ADR (Switzerland)	11,890	542,422

		894,975

Total Health Care		3,777,486

Industrials—9.4%
Air Freight & Logistics—3.8%
FedEx Corp.	6,110	414,502
United Parcel Service, Inc. (UPS)—Class B	10,700	574,911

		989,413

Airlines—3.6%
Southwest Airlines Co.	118,500	930,225

Industrial Conglomerates—0.7%
3M Co.	2,660	187,583

Road & Rail—1.3%

Investment Portfolio - July 31, 2009 (unaudited)

Tax Managed Series	Shares/ Principal Amount	Value
Heartland Express, Inc.	6,260	96,404
J.B. Hunt Transport Services, Inc.	5,470	152,887
Knight Transportation, Inc.	4,860	88,160

		337,451

Total Industrials		2,444,672

Information Technology—27.1%
Communications Equipment—6.2%
Cisco Systems, Inc.*	40,150	883,702
Juniper Networks, Inc.*	5,900	154,167
Nokia Corp.—ADR (Finland)	42,360	565,082

		1,602,951

Computers & Peripherals—2.8%
EMC Corp.*	48,205	725,967

Internet Software & Services—3.5%
Google, Inc.—Class A*	2,080	921,544

IT Services—4.2%
Accenture Ltd.—Class A (Bermuda)	8,290	290,730
Automatic Data Processing, Inc.	9,050	337,113
Paychex, Inc.	17,300	458,450

		1,086,293

Semiconductors & Semiconductor Equipment—2.6%
ASML Holding N.V. (Netherlands)	9,640	252,365
KLA-Tencor Corp.	4,770	152,068
Lam Research Corp.*	5,170	155,410
Tokyo Electron Ltd. (Japan)	2,500	131,064

		690,907

Software—7.8%
Autodesk, Inc.*	18,200	396,942
Electronic Arts, Inc. (EA)*	21,840	468,905
Microsoft Corp.	24,070	566,126
Salesforce.com, Inc.*	4,510	195,463
SAP AG—ADR (Germany)	8,310	392,648

		2,020,084

Total Information Technology		7,047,746

Materials—4.6%
Chemicals—2.3%
Ecolab, Inc.	6,110	253,626
Monsanto Co.	4,150	348,600

		602,226

Paper & Forest Products—2.3%
Weyerhaeuser Co.	16,880	591,475

Total Materials		1,193,701

Telecommunication Services—2.0%

Investment Portfolio - July 31, 2009 (unaudited)

Tax Managed Series	Shares/ Principal Amount	Value
Wireless Telecommunication Services—2.0%
American Tower Corp.—Class A*	4,560	155,450
Crown Castle International Corp.*	12,340	354,652

Total Telecommunication Services		510,102

TOTAL COMMON STOCKS
(Identified Cost $22,061,694)		23,866,439

SHORT-TERM INVESTMENTS—7.0%
Dreyfus Cash Management, Inc.—Institutional Shares	823,244	823,244
Fannie Mae Discount Note, 9/18/2009	$1,000,000	999,782

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,823,030)		1,823,026

TOTAL INVESTMENTS—98.7%
(Identified Cost $23,884,724)		25,689,465
OTHER ASSETS, LESS LIABILITIES—1.3%		332,592

NET ASSETS—100%		$26,022,057

*	Non-income producing security
ADR—American	Depository Receipt

Federal Tax Information:

On July 31, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$24,140,193
Unrealized appreciation	$2,482,354
Unrealized depreciation	(933,082)

Net unrealized appreciation	$1,549,272

FAS 157 Information:

Investment Portfolio - July 31, 2009 (unaudited)

FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) established a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements. In April 2009, FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly (“FSP 157-4”) was issued and is effective for financial statements and interim periods ending after June 15, 2009. FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for an asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. The impact on the Series resulting from the adoption of this FSP is expanded disclosure as shown below.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the levels used as of July 31, 2009 in valuing the Series’ assets or liabilities carried at market value:

Description:	7/31/09	Level 1	Level 2	Level 3
Equity securities*	$23,866,439	23,866,439	$—	$—
Preferred securities	—	—	—	—
Debt securities:
US Treasury and other US government agencies	999,782	—	999,782	—
Mutual Funds	823,244	823,244	—	—
Other financial instruments**	—	—	—	—

Total	$25,689,465	$24,689,683	$999,782	$—

*	Includes common stock, warrants and rights.

**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of July 31, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2008 or July 31, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value
COMMON STOCKS—88.65%

Consumer Discretionary—11.89%
Auto Components—0.05%
Hankook Tire Co. Ltd. (South Korea)	12,990	$208,407

Automobiles—0.13%
Bayerische Motoren Werke AG (BMW) (Germany)	3,470	159,454
Hyundai Motor Co. (South Korea)	2,120	152,107
Suzuki Motor Corp. (Japan)	9,700	245,038

		556,599

Hotels, Restaurants & Leisure—3.41%
Carnival Corp.	368,431	10,312,384
Club Mediterranee S.A.* (France)	6,455	94,059
International Game Technology	225,335	4,450,366

		14,856,809

Household Durables—0.19%
Corporacion Geo S.A.B. de C.V.—Class B* (Mexico)	35,870	76,584
LG Electronics, Inc. (South Korea)	1,750	184,563
NVR, Inc.*	250	150,287
Rodobens Negocios Imobiliarios S.A. (Brazil)	41,780	403,195

		814,629

Leisure Equipment & Products—0.04%
Sankyo Co. Ltd. (Japan)	3,100	184,801

Media—4.06%
Comcast Corp.—Class A	269,614	4,006,464
Grupo Televisa S.A.—ADR (Mexico)	13,240	239,512
Impresa - Sociedade Gestora de Participacoes S.A.* (Portugal)	18,150	26,641
The McGraw-Hill Companies, Inc.	9,330	292,495
Mediacom Communications Corp.—Class A*	26,420	126,552
Reed Elsevier plc—ADR (United Kingdom)	3,895	110,384
Societe Television Francaise 1 (France)	28,690	444,429
Viacom, Inc.—Class B*	182,060	4,216,510
The Walt Disney Co.	323,370	8,123,054
Wolters Kluwer N.V. (Netherlands)	5,100	100,298

		17,686,339

Multiline Retail—0.96%
Nordstrom, Inc.	154,370	4,081,543
PPR (France)	885	98,614

		4,180,157

Specialty Retail—2.97%
Dick’s Sporting Goods, Inc.*	221,660	4,399,951
The Home Depot, Inc.	83,270	2,160,024
KOMERI Co. Ltd. (Japan)	3,700	102,072
Lowe’s Companies, Inc.	121,970	2,739,446
The Sherwin-Williams Co.	61,090	3,527,947

		12,929,440

Textiles, Apparel & Luxury Goods—0.08%

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value
Adidas AG (Germany)	1,870	78,962
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	1,000	90,194
True Religion Apparel, Inc.*	7,320	163,675

		332,831

Total Consumer Discretionary		51,750,012

Consumer Staples—9.76%
Beverages—0.20%
The Boston Beer Co., Inc.—Class A*	3,260	101,679
Carlsberg A/S—Class B (Denmark)	3,680	255,370
Diageo plc (United Kingdom)	6,410	100,422
Heineken N.V. (Netherlands)	7,100	283,409
Kirin Holdings Co. Ltd. (Japan)	8,000	119,734

		860,614

Food & Staples Retailing—0.25%
BJ’s Wholesale Club, Inc.*	4,360	145,406
Carrefour S.A. (France)	13,380	627,995
Casino Guichard-Perrachon S.A. (France)	1,550	106,800
Casino Guichard-Perrachon S.A. (France)—Rights	1,550	5,787
Tesco plc (United Kingdom)	34,100	209,306

		1,095,294

Food Products—8.31%
Cadbury plc (United Kingdom)	59,504	587,358
Danone S.A. (France)	2,500	134,119
Dean Foods Co.*	192,410	4,077,168
Flowers Foods, Inc.	4,420	104,445
General Mills, Inc.	82,910	4,884,228
Kellogg Co.	104,020	4,940,950
Nestle S.A. (Switzerland)	166,280	6,846,091
Sanderson Farms, Inc.	1,980	80,546
Suedzucker AG (Germany)	4,050	85,651
Unilever plc—ADR (United Kingdom)	546,414	14,398,009

		36,138,565

Household Products—0.04%
Kao Corp. (Japan)	2,000	45,344
Reckitt Benckiser Group plc (United Kingdom)	3,060	146,987

		192,331

Personal Products—0.96%
Alberto-Culver Co.	5,100	130,662
L’Oreal S.A. (France)	44,955	3,895,788
Natura Cosmeticos S.A. (Brazil)	11,864	169,068

		4,195,518

Total Consumer Staples		42,482,322

Energy—4.21%
Energy Equipment & Services—2.42%
Baker Hughes, Inc.	129,967	5,263,663
Calfrac Well Services Ltd. (Canada)	24,560	255,406
Compagnie Generale de Geophysique - Veritas (CGG - Veritas)* (France)	14,050	284,720
Dril-Quip, Inc.*	3,340	141,249
Trican Well Service Ltd. (Canada)	22,770	202,964

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value
Weatherford International Ltd.* (Switzerland)	232,666	4,364,814

		10,512,816

Oil, Gas & Consumable Fuels—1.79%
BP plc (United Kingdom)	9,950	82,627
Edge Petroleum Corp.*	25,910	10,755
Forest Oil Corp.*	1,750	29,487
Hess Corp.	120,260	6,638,352
Mariner Energy, Inc.*	1,375	16,486
Petroleo Brasileiro S.A. (Petrobras)—ADR (Brazil)	11,650	392,605
Royal Dutch Shell plc—Class B (Netherlands)	3,414	88,610
Royal Dutch Shell plc—Class B—ADR (Netherlands)	3,960	208,019
Talisman Energy, Inc. (Canada)	13,020	201,284
Total S.A. (France)	2,200	121,991

		7,790,216

Total Energy		18,303,032

Financials—7.37%
Capital Markets—3.62%
Bank of New York Mellon Corp.[1]	9,120	249,341
Daiwa Securities Group, Inc. (Japan)	4,000	23,676
Federated Investors, Inc.—Class B	185,060	4,798,606
Franklin Resources, Inc.	3,605	319,691
Julius Baer Holding AG (Switzerland)	7,670	365,477
Nomura Holdings, Inc. (Japan)	2,300	20,153
Northern Trust Corp.	75,870	4,537,785
SEI Investments Co.	260,410	4,921,749
State Street Corp.	3,370	169,511
T. Rowe Price Group, Inc.	7,280	340,049

		15,746,038

Commercial Banks—0.53%
BNP Paribas (France)	1,403	102,269
The Chugoku Bank Ltd. (Japan)	7,300	98,455
Commerzbank AG* (Germany)	3,075	24,211
Credit Agricole S.A. (France)	2,840	40,533
First Commonwealth Financial Corp.	59,040	393,797
The Hachijuni Bank Ltd. (Japan)	13,400	78,465
HSBC Holdings plc—ADR (United Kingdom)	7,335	371,884
Mitsubishi UFJ Financial Group, Inc. (Japan)	6,000	35,895
Societe Generale (France)	2,595	166,600
Societe Generale—ADR (France)	11,390	146,589
The Sumitomo Trust & Banking Co. Ltd. (Japan)	12,000	65,701
U.S. Bancorp	22,490	459,021
Wilmington Trust Corp.	29,370	337,461

		2,320,881

Consumer Finance—1.74%
American Express Co.	260,550	7,381,381
Discover Financial Services	14,140	167,983

		7,549,364

Diversified Financial Services—0.45%
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	5,100	268,915
ING Groep N.V. (Netherlands)	3,225	41,354

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value
JPMorgan Chase & Co.	18,951	732,456
Moody’s Corp.	39,080	927,759

		1,970,484

Insurance—0.74%
Allianz SE (Germany)	7,638	755,299
Amil Participacoes S.A. (Brazil)	45,690	264,067
AXA S.A. (France)	2,675	56,534
Brown & Brown, Inc.	12,990	249,148
First American Corp.	9,670	285,748
Muenchener Rueckverisicherungs-Gesellschaft AG (MunichRe) (Germany)	2,073	314,033
Principal Financial Group, Inc.	5,430	128,691
The Progressive Corp.*	39,650	617,747
Willis Group Holdings Ltd. (United Kingdom)	22,805	568,301

		3,239,568

Real Estate Investment Trusts (REITS)—0.09%
Alexandria Real Estate Equities, Inc.	2,560	97,562
Alstria Office REIT AG (Germany)	13,000	99,671
American Campus Communities, Inc.	4,180	95,847
Home Properties, Inc.	3,040	108,528

		401,608

Thrifts & Mortgage Finance—0.20%
Aareal Bank AG* (Germany)	7,827	111,319
First Niagara Financial Group, Inc.	24,080	316,652
NewAlliance Bancshares, Inc.	24,280	297,430
People’s United Financial, Inc.	7,990	129,837

		855,238

Total Financials		32,083,181

Health Care—16.74%
Biotechnology—1.23%
Celera Corp.*	66,120	396,720
Genzyme Corp.*	95,803	4,971,218

		5,367,938

Health Care Equipment & Supplies—4.54%
Abaxis, Inc.*	29,360	785,967
Align Technology, Inc.*	39,440	430,290
Becton, Dickinson & Co.	66,340	4,322,051
bioMerieux (France)	7,700	749,250
Covidien plc (Ireland)	25,350	958,483
DENTSPLY International, Inc.	23,990	800,066
Dexcom, Inc.*	170,884	1,103,911
Gen-Probe, Inc.*	21,420	795,110
Hologic, Inc.*	29,880	438,937
Inverness Medical Innovations, Inc.*	157,109	5,286,718
Micrus Endovascular Corp.*	13,058	117,653
Mindray Medical International Ltd.—ADR (China)	19,000	564,680
Nobel Biocare Holding AG (Switzerland)	30,060	714,213
OraSure Technologies, Inc.*	153,636	436,326
Sirona Dental Systems, Inc.*	22,430	582,956
Straumann Holding AG (Switzerland)	2,774	607,932
Synthes, Inc.	4,220	474,464

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value
Zoll Medical Corp.*	31,830	586,627

		19,755,634

Health Care Providers & Services—2.56%
Bio-Reference Laboratories, Inc.*	16,570	531,234
Bumrungrad Hospital Public Co. Ltd.—NVDR (Thailand)	124,000	93,857
Diagnosticos da America S.A.* (Brazil)	42,990	917,329
Quest Diagnostics, Inc.	148,990	8,137,834
Sonic Healthcare Ltd. (Australia)	103,750	1,014,920
VCA Antech, Inc.*	16,920	432,814

		11,127,988

Health Care Technology—1.37%
Allscripts - Misys Healthcare Solutions, Inc.	26,510	456,767
Cerner Corp.*	59,733	3,887,424
Eclipsys Corp.*	89,230	1,623,986

		5,968,177

Life Sciences Tools & Services—3.99%
Caliper Life Sciences, Inc.*	184,520	311,839
Icon plc—ADR* (Ireland)	28,000	658,000
Lonza Group AG (Switzerland)	25,960	2,573,642
Luminex Corp.*	12,100	213,807
Millipore Corp.*	52,660	3,665,136
PerkinElmer, Inc.	252,361	4,449,124
Pharmaceutical Product Development, Inc. (PPD)	15,090	313,419
QIAGEN N.V.* (Netherlands)	36,630	694,505
Thermo Fisher Scientific, Inc.*	98,520	4,460,986

		17,340,458

Pharmaceuticals—3.05%
AstraZeneca plc (United Kingdom)	675	31,601
AstraZeneca plc—ADR (United Kingdom)	1,500	69,660
Bayer AG (Germany)	6,806	416,676
GlaxoSmithKline plc (United Kingdom)	6,775	130,016
Johnson & Johnson	83,680	5,095,275
Novartis AG—ADR (Switzerland)	159,567	7,279,447
Sanofi-Aventis (France)	837	54,821
Shire plc (United Kingdom)	9,080	134,669
Takeda Pharmaceutical Co. Ltd. (Japan)	1,400	56,675

		13,268,840

Total Health Care		72,829,035

Industrials—8.37%
Aerospace & Defense—0.12%
Empresa Brasileira de Aeronautica S.A. (Embraer)—ADR (Brazil)	22,410	436,771
Hexcel Corp.*	10,360	105,776

		542,547

Air Freight & Logistics—3.13%
FedEx Corp.	84,570	5,737,229
TNT N.V. (Netherlands)	12,744	302,659
United Parcel Service, Inc. (UPS)—Class B	141,213	7,587,374

		13,627,262

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value
Airlines—3.02%
AirTran Holdings, Inc.*	18,320	132,637
Deutsche Lufthansa AG (Germany)	8,080	108,987
Ryanair Holdings plc—ADR* (Ireland)	3,410	96,537
Singapore Airlines Ltd. (Singapore)	11,000	103,211
Southwest Airlines Co.	1,618,187	12,702,768

		13,144,140

Building Products—0.04%
Owens Corning, Inc.*	9,930	182,513

Commercial Services & Supplies—0.07%
Tomra Systems ASA (Norway)	77,800	295,871

Electrical Equipment—0.14%
ABB Ltd. (Asea Brown Boveri)—ADR (Switzerland)	14,120	258,114
Gamesa Corporacion Tecnologica S.A. (Spain)	5,690	123,091
Nexans S.A. (France)	3,150	211,927

		593,132

Industrial Conglomerates—0.21%
Siemens AG (Germany)	10,810	861,768
Sonae (Portugal)	33,275	34,948
Sonae Capital S.A. (SGPS)* (Portugal)	4,159	4,208

		900,924

Machinery—0.10%
FANUC Ltd. (Japan)	900	73,914
FreightCar America, Inc.	8,000	159,840
Lindsay Corp.	1,500	53,205
Wabtec Corp.	4,460	150,079

		437,038

Professional Services—0.17%
Equifax, Inc.	10,340	269,357
Experian plc (Ireland)	56,200	463,695

		733,052

Road & Rail—1.35%
All America Latina Logistica (ALL) (Brazil)	30,740	194,144
Heartland Express, Inc.	99,640	1,534,456
J.B. Hunt Transport Services, Inc.	84,920	2,373,514
Kansas City Southern*	4,700	95,457
Knight Transportation, Inc.	91,890	1,666,885

		5,864,456

Trading Companies & Distributors—0.02%
Rush Enterprises, Inc.—Class A*	7,590	99,429

Total Industrials		36,420,364

Information Technology—25.27%
Communications Equipment—6.49%
Alcatel-Lucent—ADR* (France)	109,100	301,116
BigBand Networks, Inc.*	73,010	400,825
Blue Coat Systems, Inc.*	42,550	795,259
Cisco Systems, Inc.*	669,550	14,736,795

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value
Infinera Corp.*	56,000	379,120
Juniper Networks, Inc.*	121,018	3,162,200
Nokia Corp.—ADR (Finland)	591,870	7,895,546
Riverbed Technology, Inc.*	28,480	569,885

		28,240,746

Computers & Peripherals—1.81%
Diebold, Inc.	1,480	41,026
EMC Corp.*	519,970	7,830,748

		7,871,774

Electronic Equipment, Instruments & Components—0.08%
KEYENCE Corp. (Japan)	242	47,807
LoJack Corp.*	76,166	310,757

		358,564

Internet Software & Services—3.16%
comScore, Inc.*	38,000	578,360
Google, Inc.—Class A*	29,149	12,914,464
Vocus, Inc.*	13,820	232,452

		13,725,276

IT Services—4.25%
Accenture Ltd.—Class A (Bermuda)	120,680	4,232,248
Amdocs Ltd.* (Guernsey)	39,820	952,494
Automatic Data Processing, Inc.	143,669	5,351,670
Cap Gemini (France)	9,370	432,574
Online Resources Corp.*	89,060	588,687
Paychex, Inc.	241,475	6,399,088
Redecard S.A. (Brazil)	36,670	545,961

		18,502,722

Semiconductors & Semiconductor Equipment—2.22%
Aixtron AG (Germany)	13,690	223,384
ASML Holding N.V. (Netherlands)	80,770	2,114,470
ASML Holding N.V.—NY Shares (Netherlands)	16,870	438,789
Hynix Semiconductor, Inc.* (South Korea)	3,260	46,727
KLA-Tencor Corp.	67,080	2,138,510
Lam Research Corp.*	73,270	2,202,496
Netlogic Microsystems, Inc.*	13,780	547,617
Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Taiwan)	13,933	145,882
Tokyo Electron Ltd. (Japan)	34,300	1,798,203

		9,656,078

Software—7.26%
Autodesk, Inc.*	237,890	5,188,381
Electronic Arts, Inc. (EA)*	303,170	6,509,060
Intuit, Inc.*	11,120	330,264
Microsoft Corp.	385,910	9,076,603
Misys plc* (United Kingdom)	54,230	164,167
Salesforce.com, Inc.*	75,520	3,273,037
SAP AG (Germany)	3,200	150,695
SAP AG—ADR (Germany)	118,070	5,578,808
Square Enix Holdings Co. Ltd. (Japan)	4,600	102,346
Temenos Group AG* (Switzerland)	22,000	440,741

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value
TIBCO Software, Inc.*	48,860	426,548
UbiSoft Entertainment S.A.* (France)	20,394	348,324

		31,588,974

Total Information Technology		109,944,134

Materials—2.95%
Chemicals—1.11%
Arkema (France)	40	1,147
Calgon Carbon Corp.*	16,948	214,731
Johnson Matthey plc (United Kingdom)	6,510	153,962
Monsanto Co.	51,050	4,288,200
The Scotts Miracle-Gro Co.—Class A	4,070	158,934

		4,816,974

Containers & Packaging—0.03%
Bemis Co., Inc.	5,310	139,759

Metals & Mining—0.11%
Antofagasta plc—ADR (United Kingdom)	19,420	487,440

Paper & Forest Products—1.70%
Norbord, Inc. (Canada)	70,027	68,271
Weyerhaeuser Co.	209,290	7,333,522

		7,401,793

Total Materials		12,845,966

Telecommunication Services—1.90%
Diversified Telecommunication Services—0.09%
France Telecom S.A. (France)	7,070	176,420
Hutchison Telecommunications Hong Kong Holdings Ltd.* (Hong Kong)	95,000	14,710
Swisscom AG—ADR (Switzerland)	4,606	150,800
Telenor ASA—ADR (Norway)	1,950	54,113

		396,043

Wireless Telecommunication Services—1.81%
American Tower Corp.—Class A*	64,570	2,201,191
Crown Castle International Corp.*	175,100	5,032,374
Hutchison Telecommunications International Ltd. (Hong Kong)	95,000	24,885
SBA Communications Corp.—Class A*	7,560	197,240
SK Telecom Co. Ltd.—ADR (South Korea)	25,150	423,275

		7,878,965

Total Telecommunication Services		8,275,008

Utilities—0.19%
Electric Utilities—0.07%
E.ON AG (Germany)	8,310	316,313

Independent Power Producers & Energy Traders—0.05%
Mirant Corp.*	6,060	109,444
RRI Energy, Inc.*	18,490	98,922

		208,366

Multi-Utilities—0.04%
GDF Suez (France)	2,184	83,428

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value
National Grid plc (United Kingdom)	11,210	104,568

		187,996

Water Utilities—0.03%
Companhia de Saneamento de Minas Gerais - Copasa MG (Brazil)	9,850	134,611

Total Utilities		847,286

TOTAL COMMON STOCKS
(Identified Cost $395,527,147)		385,780,340

PREFERRED STOCKS—0.05%
Consumer Staples—0.05%
Household Products—0.05%
Henkel AG & Co. KGaA (Germany) (Identified Cost $189,463)	5,190	190,822

WARRANTS—0.00%**
Health Care—0.00%**
Life Sciences Tools & Services—0.00%**
Caliper Life Sciences, Inc., 8/10/2011 (Identified Cost $2,672)	4,132	702

MUTUAL FUNDS—0.11%
Financial Select Sector SPDR Fund (Identified Cost $454,393)	36,490	474,735

U.S. TREASURY SECURITIES—2.37%
U.S. Treasury Bonds—0.60%
U.S. Treasury Bond, 5.375%, 2/15/2031 (Identified Cost $2,624,520)	$2,300,000	2,640,329

U.S. Treasury Notes—1.77%
U.S. Treasury Note, 4.875%, 4/30/2011	6,500,000	6,935,194
U.S. Treasury Note, 2.625%, 6/30/2014	750,000	753,983

Total U.S. Treasury Notes (Identified Cost $7,684,487)		7,689,177

TOTAL U.S. TREASURY SECURITIES (Identified Cost $10,309,007)		10,329,506

SHORT-TERM INVESTMENTS—7.54%
Dreyfus Cash Management, Inc.—Institutional Shares	15,555,720	15,555,720
Federal Home Loan Bank Discount Note, 8/7/2009	$5,000,000	4,999,847
U.S. Treasury Bill, 7/1/2010	12,300,000	12,251,796

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $32,807,960)		32,807,363

TOTAL INVESTMENTS—98.72% (Identified Cost $439,290,642)		429,583,468
OTHER ASSETS, LESS LIABILITIES—1.28%		5,571,163

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value
NET ASSETS—100%		$435,154,631

*	Non-income producing security
**	Less than 0.01%

ADR—American Depository Receipt

NVDR—Non-Voting Depository Receipt

[1]	Bank of New York Mellon Corp. is the Fund’s custodian.

Federal Tax Information:

On July 31, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$439,842,666

Unrealized appreciation	$28,617,704
Unrealized depreciation	(38,876,902)

Net unrealized depreciation	$(10,259,198)

FAS 157 Information:

FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) established a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements. In April 2009, FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly (“FSP 157-4”) was issued and is effective for financial statements and interim periods ending after June 15, 2009. FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for an asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. The impact on the Series resulting from the adoption of this FSP is expanded disclosure as shown below.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the levels used as of July 31, 2009 in valuing the Series’ assets or liabilities carried at market value:

Description:	7/31/09	Level 1	Level 2	Level 3
Equity securities*	$385,781,042	$384,942,100	$838,942	$—
Preferred securities	190,822	190,822	—	—
Debt securities:
US Treasury and other US government agencies	27,581,149	—	27,581,149	—

Investment Portfolio - July 31, 2009 (unaudited)

Description:	7/31/09	Level 1	Level 2	Level 3
Mutual Funds	16,030,455	16,030,455	—	—
Other financial instruments**	—	—	—	—

Total	$429,583,468	$401,163,377	$28,420,091	$—

*	Includes common stock, warrants and rights.

**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of July 31, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2008 or July 31, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or unaudited semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
COMMON STOCKS—63.73%

Consumer Discretionary—8.96%
Auto Components—0.05%
Hankook Tire Co. Ltd. (South Korea)	15,560	$249,639

Automobiles—0.09%
Bayerische Motoren Werke AG (BMW) (Germany)	3,410	156,696
Hyundai Motor Co. (South Korea)	2,080	149,237
Suzuki Motor Corp. (Japan)	6,200	156,622

		462,555

Hotels, Restaurants & Leisure—3.20%
Carnival Corp.	345,595	9,673,204
Club Mediterranee S.A.* (France)	5,750	83,786
International Game Technology	327,800	6,474,050

		16,231,040

Household Durables—0.94%
Corporacion Geo S.A.B. de C.V.—Class B* (Mexico)	38,100	81,346
Fortune Brands, Inc.	95,800	3,790,806
LG Electronics, Inc. (South Korea)	2,110	222,530
NVR, Inc.*	260	156,299
Rodobens Negocios Imobiliarios S.A. (Brazil)	55,370	534,345

		4,785,326

Leisure Equipment & Products—0.02%
Sankyo Co. Ltd. (Japan)	1,400	83,458

Media—2.75%
Comcast Corp.—Class A	273,034	4,057,285
Grupo Televisa S.A.—ADR (Mexico)	9,660	174,749
Impresa—Sociedade Gestora de Participacoes S.A.* (Portugal)	32,800	48,145
The McGraw-Hill Companies, Inc.	8,740	273,999
Mediacom Communications Corp.—Class A*	26,740	128,085
Reed Elsevier plc—ADR (United Kingdom)	7,379	209,121
Societe Television Francaise 1 (France)	15,330	237,473
The Walt Disney Co.	345,350	8,675,192
Wolters Kluwer N.V. (Netherlands)	7,425	146,022

		13,950,071

Multiline Retail—0.06%
Nordstrom, Inc.	6,620	175,033
PPR (France)	1,200	133,713

		308,746

Specialty Retail—1.77%
Dick’s Sporting Goods, Inc.*	11,610	230,458
The Home Depot, Inc.	87,430	2,267,934
KOMERI Co. Ltd. (Japan)	3,900	107,589
Lowe’s Companies, Inc.	121,330	2,725,072
The Sherwin-Williams Co.	63,070	3,642,292

		8,973,345

Textiles, Apparel & Luxury Goods—0.08%
Adidas AG (Germany)	2,580	108,942

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	1,575	142,055
True Religion Apparel, Inc.*	7,010	156,744

		407,741

Total Consumer Discretionary		45,451,921

Consumer Staples—7.71%
Beverages—0.16%
The Boston Beer Co., Inc.—Class A*	3,440	107,294
Carlsberg A/S—Class B (Denmark)	2,850	197,773
Diageo plc (United Kingdom)	8,825	138,257
Heineken N.V. (Netherlands)	4,270	170,445
Kirin Holdings Co. Ltd. (Japan)	12,000	179,600

		793,369

Food & Staples Retailing—0.22%
BJ’s Wholesale Club, Inc.*	4,450	148,407
Carrefour S.A. (France)	12,990	609,690
Casino Guichard-Perrachon S.A. (France)	1,710	117,824
Casino Guichard-Perrachon S.A. (France)—Rights	1,710	6,385
Tesco plc (United Kingdom)	36,650	224,957

		1,107,263

Food Products—7.23%
Cadbury plc (United Kingdom)	54,040	533,423
Danone S.A. (France)	4,100	219,955
Dean Foods Co.*	193,850	4,107,681
Flowers Foods, Inc.	4,340	102,554
General Mills, Inc.	82,610	4,866,555
Kellogg Co.	108,920	5,173,700
Nestle S.A. (Switzerland)	177,070	7,290,338
Sanderson Farms, Inc.	1,850	75,258
Suedzucker AG (Germany)	4,250	89,880
Unilever plc—ADR (United Kingdom)	541,555	14,269,974

		36,729,318

Household Products—0.05%
Kao Corp. (Japan)	3,000	68,016
Reckitt Benckiser Group plc (United Kingdom)	4,125	198,144

		266,160

Personal Products—0.05%
Alberto-Culver Co.	5,390	138,092
Natura Cosmeticos S.A. (Brazil)	7,720	110,014

		248,106

Total Consumer Staples		39,144,216

Energy—3.67%
Energy Equipment & Services—2.41%
Baker Hughes, Inc.	131,010	5,305,905
Calfrac Well Services Ltd. (Canada)	15,090	156,925
Compagnie Generale de Geophysique—Veritas (CGG—Veritas)* (France)	11,395	230,917
Dril-Quip, Inc.*	2,000	84,580
Trican Well Service Ltd. (Canada)	17,240	153,671
Weatherford International Ltd.* (Switzerland)	335,110	6,286,664

		12,218,662

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
Oil, Gas & Consumable Fuels—1.26%
BP plc (United Kingdom)	13,825	114,806
Edge Petroleum Corp.*	25,180	10,452
Forest Oil Corp.*	1,900	32,015
Hess Corp.	93,030	5,135,256
Mariner Energy, Inc.*	2,589	31,042
Petroleo Brasileiro S.A. (Petrobras)—ADR (Brazil)	11,680	393,616
Royal Dutch Shell plc—Class B (Netherlands)	4,679	121,443
Royal Dutch Shell plc—Class B—ADR (Netherlands)	4,490	235,860
Talisman Energy, Inc. (Canada)	12,780	197,574
Total S.A. (France)	2,700	149,716

		6,421,780

Total Energy		18,640,442

Financials—3.65%
Capital Markets—0.92%
Bank of New York Mellon Corp.[1]	7,400	202,316
Daiwa Securities Group, Inc. (Japan)	6,000	35,514
Federated Investors, Inc.—Class B	31,450	815,499
Franklin Resources, Inc.	2,335	207,068
Julius Baer Holding AG (Switzerland)	7,530	358,806
Northern Trust Corp.	3,960	236,848
SEI Investments Co.	128,750	2,433,375
State Street Corp.	2,290	115,187
T. Rowe Price Group, Inc.	5,700	266,247

		4,670,860

Commercial Banks—0.37%
BNP Paribas (France)	1,550	112,985
The Chugoku Bank Ltd. (Japan)	10,000	134,869
Commerzbank AG* (Germany)	4,775	37,597
Credit Agricole S.A. (France)	3,800	54,235
First Commonwealth Financial Corp.	59,640	397,799
The Hachijuni Bank Ltd. (Japan)	18,000	105,401
HSBC Holdings plc—ADR (United Kingdom)	6,672	338,270
Mitsubishi UFJ Financial Group, Inc. (Japan)	12,000	71,789
Societe Generale (France)	1,006	64,586
Societe Generale—ADR (France)	10,015	128,893
The Sumitomo Trust & Banking Co. Ltd. (Japan)	18,000	98,552
Wilmington Trust Corp.	28,830	331,257

		1,876,233

Consumer Finance—1.43%
American Express Co.	252,500	7,153,325
Discover Financial Services	9,720	115,474

		7,268,799

Diversified Financial Services—0.24%
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	5,180	273,133
ING Groep N.V. (Netherlands)	4,650	59,627
JPMorgan Chase & Co.	15,485	598,495
Moody’s Corp.	12,320	292,477

		1,223,732

Insurance—0.46%

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
Allianz SE (Germany)	4,860	480,591
Amil Participacoes S.A. (Brazil)	42,400	245,053
AXA S.A. (France)	4,550	96,160
Brown & Brown, Inc.	10,000	191,800
First American Corp.	6,550	193,553
Muenchener Rueckverisicherungs-Gesellschaft AG (MunichRe) (Germany)	2,275	344,633
Principal Financial Group, Inc.	5,770	136,749
The Progressive Corp.*	25,810	402,120
Willis Group Holdings Ltd. (United Kingdom)	10,235	255,056

		2,345,715

Real Estate Investment Trusts (REITS)—0.09%
Alexandria Real Estate Equities, Inc.	2,600	99,086
Alstria Office REIT AG (Germany)	16,120	123,592
American Campus Communities, Inc.	4,100	94,013
Home Properties, Inc.	2,980	106,386

		423,077

Thrifts & Mortgage Finance—0.14%
Aareal Bank AG* (Germany)	8,265	117,548
First Niagara Financial Group, Inc.	14,070	185,020
NewAlliance Bancshares, Inc.	23,580	288,855
People’s United Financial, Inc.	8,110	131,788

		723,211

Total Financials		18,531,627

Health Care—12.53%
Biotechnology—0.95%
Celera Corp.*	72,270	433,620
Genzyme Corp.*	84,029	4,360,265

		4,793,885

Health Care Equipment & Supplies—3.01%
Abaxis, Inc.*	30,230	809,257
Align Technology, Inc.*	40,590	442,837
Becton, Dickinson & Co.	69,110	4,502,516
bioMerieux (France)	7,900	768,711
Covidien plc (Ireland)	20,880	789,473
DENTSPLY International, Inc.	22,990	766,716
Dexcom, Inc.*	156,455	1,010,699
Gen-Probe, Inc.*	21,000	779,520
Hologic, Inc.*	30,310	445,254
Inverness Medical Innovations, Inc.*	37,230	1,252,790
Micrus Endovascular Corp.*	14,300	128,843
Mindray Medical International Ltd.—ADR (China)	19,000	564,680
Nobel Biocare Holding AG (Switzerland)	13,000	308,875
OraSure Technologies, Inc.*	154,150	437,786
Sirona Dental Systems, Inc.*	26,810	696,792
Straumann Holding AG (Switzerland)	2,585	566,512
Synthes, Inc.	4,010	450,853
Zoll Medical Corp.*	31,220	575,385

		15,297,499

Health Care Providers & Services—1.47%
Bio-Reference Laboratories, Inc.*	18,320	587,339
Bumrungrad Hospital Public Co. Ltd.—NVDR (Thailand)	125,000	94,613

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
Diagnosticos da America S.A.* (Brazil)	34,560	737,448
Quest Diagnostics, Inc.	84,470	4,613,751
Sonic Healthcare Ltd. (Australia)	100,710	985,182
VCA Antech, Inc.*	17,880	457,370

		7,475,703

Health Care Technology—1.06%
Allscripts—Misys Healthcare Solutions, Inc.	26,200	451,426
Cerner Corp.*	57,883	3,767,026
Eclipsys Corp.*	63,690	1,159,158

		5,377,610

Life Sciences Tools & Services—3.40%
Caliper Life Sciences, Inc.*	102,285	172,862
Icon plc—ADR* (Ireland)	28,690	674,215
Lonza Group AG (Switzerland)	19,814	1,964,335
Luminex Corp.*	14,050	248,264
Millipore Corp.*	58,970	4,104,312
PerkinElmer, Inc.	247,655	4,366,158
Pharmaceutical Product Development, Inc. (PPD)	15,190	315,496
QIAGEN N.V.* (Netherlands)	33,560	636,298
Thermo Fisher Scientific, Inc.*	105,160	4,761,645

		17,243,585

Pharmaceuticals—2.64%
AstraZeneca plc (United Kingdom)	1,450	67,883
AstraZeneca plc—ADR (United Kingdom)	2,475	114,939
Bayer AG (Germany)	6,775	414,778
GlaxoSmithKline plc (United Kingdom)	9,025	173,195
Johnson & Johnson	84,870	5,167,734
Novartis AG—ADR (Switzerland)	156,870	7,156,409
Sanofi-Aventis (France)	1,250	81,871
Shire plc (United Kingdom)	11,175	165,741
Takeda Pharmaceutical Co. Ltd. (Japan)	1,700	68,819

		13,411,369

Total Health Care		63,599,651

Industrials—5.82%
Aerospace & Defense—0.07%
Empresa Brasileira de Aeronautica S.A. (Embraer)—ADR (Brazil)	19,740	384,733

Air Freight & Logistics—2.70%
FedEx Corp.	83,570	5,669,389
TNT N.V. (Netherlands)	10,244	243,286
United Parcel Service, Inc. (UPS)—Class B	144,775	7,778,761

		13,691,436

Airlines—2.48%
AirTran Holdings, Inc.*	17,430	126,193
Deutsche Lufthansa AG (Germany)	11,325	152,757
Ryanair Holdings plc—ADR* (Ireland)	3,860	109,277
Singapore Airlines Ltd. (Singapore)	11,000	103,211
Southwest Airlines Co.	1,538,320	12,075,812

		12,567,250

Building Products—0.02%

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
Owens Corning, Inc.*	6,560	120,573

Commercial Services & Supplies—0.05%
Tomra Systems ASA (Norway)	61,390	233,464

Electrical Equipment—0.09%
ABB Ltd. (Asea Brown Boveri)—ADR (Switzerland)	14,060	257,017
Gamesa Corporacion Tecnologica S.A. (Spain)	6,450	139,532
Nexans S.A. (France)	830	55,841

		452,390

Industrial Conglomerates—0.16%
Siemens AG (Germany)	9,330	743,783
Sonae (Portugal)	61,250	64,330
Sonae Capital S.A. (SGPS)* (Portugal)	7,657	7,747

		815,860

Machinery—0.09%
FANUC Ltd. (Japan)	1,000	82,127
FreightCar America, Inc.	7,900	157,842
Lindsay Corp.	1,660	58,880
Wabtec Corp.	4,400	148,060

		446,909

Professional Services—0.10%
Equifax, Inc.	8,200	213,610
Experian plc (Ireland)	38,890	320,874

		534,484

Road & Rail—0.06%
All America Latina Logistica (ALL) (Brazil)	33,450	211,259
Kansas City Southern*	4,620	93,832

		305,091

Total Industrials		29,552,190

Information Technology—18.18%
Communications Equipment—5.06%
Alcatel-Lucent—ADR* (France)	94,660	261,262
BigBand Networks, Inc.*	86,660	475,763
Blue Coat Systems, Inc.*	29,810	557,149
Cisco Systems, Inc.*	598,300	13,168,583
Infinera Corp.*	56,000	379,120
Juniper Networks, Inc.*	98,720	2,579,554
Nokia Corp.—ADR (Finland)	574,143	7,659,068
Riverbed Technology, Inc.*	28,740	575,087

		25,655,586

Computers & Peripherals—1.52%
Diebold, Inc.	1,560	43,243
EMC Corp.*	508,630	7,659,968

		7,703,211

Electronic Equipment, Instruments & Components—0.06%
KEYENCE Corp. (Japan)	363	71,710
LoJack Corp.*	54,015	220,381

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
		292,091

Internet Software & Services—2.63%
comScore, Inc.*	38,000	578,360
Google, Inc.—Class A*	28,190	12,489,580
Vocus, Inc.*	15,610	262,560

		13,330,500

IT Services—1.53%
Accenture Ltd.—Class A (Bermuda)	13,490	473,094
Amdocs Ltd.* (Guernsey)	33,540	802,277
Automatic Data Processing, Inc.	131,354	4,892,937
Cap Gemini (France)	9,200	424,725
Online Resources Corp.*	52,480	346,893
Paychex, Inc.	13,885	367,953
Redecard S.A. (Brazil)	32,300	480,898

		7,788,777

Semiconductors & Semiconductor Equipment—0.59%
Aixtron AG (Germany)	13,310	217,183
ASML Holding N.V. (Netherlands)	10,360	271,213
ASML Holding N.V.—NY Shares (Netherlands)	17,490	454,915
Hynix Semiconductor, Inc.* (South Korea)	4,490	64,357
KLA-Tencor Corp.	12,360	394,037
Lam Research Corp.*	12,870	386,872
Netlogic Microsystems, Inc.*	12,760	507,082
Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Taiwan)	14,282	149,533
Tokyo Electron Ltd. (Japan)	10,900	571,441

		3,016,633

Software—6.79%
Autodesk, Inc.*	244,915	5,341,596
Electronic Arts, Inc. (EA)*	364,440	7,824,527
Intuit, Inc.*	12,170	361,449
Microsoft Corp.	454,410	10,687,723
Misys plc* (United Kingdom)	55,900	169,223
Salesforce.com, Inc.*	82,740	3,585,952
SAP AG (Germany)	5,200	244,879
SAP AG—ADR (Germany)	108,040	5,104,890
Square Enix Holdings Co. Ltd. (Japan)	4,600	102,346
Temenos Group AG* (Switzerland)	22,000	440,741
TIBCO Software, Inc.*	50,260	438,770
UbiSoft Entertainment S.A.* (France)	9,320	159,183

		34,461,279

Total Information Technology		92,248,077

Materials—2.74%
Chemicals—1.13%
Arkema (France)	67	1,921
Calgon Carbon Corp.*	17,075	216,340
Johnson Matthey plc (United Kingdom)	6,390	151,124
Monsanto Co.	62,660	5,263,440
The Scotts Miracle-Gro Co.—Class A	2,670	104,264

		5,737,089

Containers & Packaging—0.02%

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
Bemis Co., Inc.	5,000	131,600

Metals & Mining—0.10%
Antofagasta plc—ADR (United Kingdom)	19,470	488,695

Paper & Forest Products—1.49%
Norbord, Inc. (Canada)	48,540	47,323
Weyerhaeuser Co.	214,500	7,516,080

		7,563,403

Total Materials		13,920,787

Telecommunication Services—0.28%
Diversified Telecommunication Services—0.08%
France Telecom S.A. (France)	7,800	194,636
Hutchison Telecommunications Hong Kong Holdings Ltd.* (Hong Kong)	105,000	16,258
Swisscom AG—ADR (Switzerland)	5,650	184,981

		395,875

Wireless Telecommunication Services—0.20%
American Tower Corp.—Class A*	5,810	198,063
Crown Castle International Corp.*	13,120	377,069
Hutchison Telecommunications International Ltd. (Hong Kong)	105,000	27,504
SBA Communications Corp.—Class A*	7,580	197,762
SK Telecom Co. Ltd.—ADR (South Korea)	11,830	199,099

		999,497

Total Telecommunication Services		1,395,372

Utilities—0.19%
Electric Utilities—0.07%
E.ON AG (Germany)	9,900	376,835

Independent Power Producers & Energy Traders—0.04%
Mirant Corp.*	6,150	111,069
RRI Energy, Inc.*	18,780	100,473

		211,542

Multi-Utilities—0.05%
GDF Suez (France)	2,457	93,856
National Grid plc (United Kingdom)	15,275	142,486

		236,342

Water Utilities—0.03%
Companhia de Saneamento de Minas Gerais - Copasa MG (Brazil)	11,480	156,887

Total Utilities		981,606

TOTAL COMMON STOCKS (Identified Cost $329,302,894)		323,465,889

PREFERRED STOCKS—0.10%
Consumer Staples—0.04%
Household Products—0.04%
Henkel AG & Co. KGaA (Germany)	5,600	205,897

Financials—0.06%
Commercial Banks—0.06%
PNC Financial Services Group, Inc.—Series K	355,000	320,803

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
TOTAL PREFERRED STOCKS (Identified Cost $535,910)		526,700

WARRANTS—0.00%**
Health Care—0.00%**
Life Sciences Tools & Services—0.00%**
Caliper Life Sciences, Inc., 8/10/2011 (Identified Cost $5,289)	8,377	1,424

CORPORATE BONDS—12.80%
Convertible Corporate Bonds—0.37%
Consumer Discretionary—0.06%
Hotels, Restaurants & Leisure—0.06%
Carnival Corp., 2.00%, 4/15/2021	$315,000	311,456

Health Care—0.15%
Biotechnology—0.12%
Amgen, Inc., 0.375%, 2/1/2013	635,000	638,175

Health Care Equipment & Supplies—0.03%
Medtronic, Inc., 1.625%, 4/15/2013	140,000	134,925

Total Health Care		773,100

Industrials—0.08%
Airlines—0.08%
JetBlue Airways Corp., 3.75%, 3/15/2035	420,000	410,550

Information Technology—0.08%
Computers & Peripherals—0.08%
EMC Corp., 1.75%, 12/1/2013	335,000	377,294

Total Convertible Corporate Bonds (Identified Cost $1,931,171)		1,872,400

Non-Convertible Corporate Bonds—12.43%
Consumer Discretionary—1.51%
Hotels, Restaurants & Leisure—0.43%
International Game Technology, 7.50%, 6/15/2019	710,000	755,697
McDonald’s Corp., Series I, 5.80%, 10/15/2017	620,000	679,131
McDonald’s Corp., Series I, 6.30%, 10/15/2037	690,000	767,490

		2,202,318

Household Durables—0.14%
Fortune Brands, Inc., 5.375%, 1/15/2016	765,000	713,814

Media—0.42%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	500,000	542,300
Comcast Corp., 6.50%, 11/15/2035	670,000	721,583
Comcast Corp., 6.95%, 8/15/2037	355,000	403,227
The Walt Disney Co., Series B, 7.00%, 3/1/2032	380,000	457,297

		2,124,407

Multiline Retail—0.14%
Target Corp., 6.00%, 1/15/2018	655,000	713,729

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
Specialty Retail—0.28%
Home Depot, Inc., 5.40%, 3/1/2016	745,000	768,063
Lowe’s Companies, Inc., 6.10%, 9/15/2017	575,000	630,820

		1,398,883

Textiles, Apparel & Luxury Goods—0.10%
VF Corp., 5.95%, 11/1/2017	490,000	501,146

Total Consumer Discretionary		7,654,297

Consumer Staples—0.66%
Beverages—0.26%
The Coca-Cola Co., 5.35%, 11/15/2017	630,000	684,765
Pepsico, Inc., 5.00%, 6/1/2018	620,000	649,290

		1,334,055

Food & Staples Retailing—0.13%
The Kroger Co., 6.75%, 4/15/2012	605,000	660,878

Food Products—0.27%
General Mills, Inc., 5.65%, 2/15/2019	585,000	630,540
Kraft Foods, Inc., 6.125%, 2/1/2018	665,000	725,840

		1,356,380

Total Consumer Staples		3,351,313

Energy—0.63%
Energy Equipment & Services—0.29%
Baker Hughes, Inc., 7.50%, 11/15/2018	580,000	684,166
Weatherford International Ltd., 9.625%, 3/1/2019 (Switzerland)	620,000	768,988

		1,453,154

Oil, Gas & Consumable Fuels—0.34%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	345,000	358,445
Apache Corp., 6.90%, 9/15/2018	600,000	701,731
Arch Western Finance LLC, 6.75%, 7/1/2013	690,000	669,300

		1,729,476

Total Energy		3,182,630

Financials—5.76%
Capital Markets—2.31%
Goldman Sachs Capital I, 6.345%, 2/15/2034	750,000	662,575
The Goldman Sachs Group, Inc.[2], 3.25%, 6/15/2012	9,123,000	9,466,873
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	690,000	737,311
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	255,000	213,342
Morgan Stanley, Series F, 5.55%, 4/27/2017	635,000	635,383

		11,715,484

Commercial Banks—1.33%
Household Finance Co. (now known as HSBC Finance Corp.), 6.375%, 11/27/2012	240,000	244,929
HSBC Financial Corp., 7.00%, 5/15/2012	700,000	741,422
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	845,000	812,783
PNC Bank National Association, 5.25%, 1/15/2017	1,035,000	1,004,935
U.S. Bank National Association, 6.375%, 8/1/2011	575,000	615,638
U.S. Bank National Association, 6.30%, 2/4/2014	555,000	605,729
Wachovia Corp., 5.25%, 8/1/2014	650,000	654,493
Wells Fargo & Co.[2], 3.00%, 12/9/2011	2,010,000	2,073,462

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
		6,753,391

Consumer Finance—0.27%
American Express Credit Co., Series C, 7.30%, 8/20/2013	680,000	725,867
SLM Corp., Series A, 4.00%, 1/15/2010	670,000	650,033

		1,375,900

Diversified Financial Services—1.76%
Bank of America Corp., 5.75%, 8/15/2016	685,000	639,133
Bank of America Corp.[2] , Series L, 3.125%, 6/15/2012	6,102,000	6,309,138
Bank of America Corp., Series L, 7.625%, 6/1/2019	690,000	748,392
JPMorgan Chase & Co.[2], 3.125%, 12/1/2011	1,195,000	1,236,613

		8,933,276

Insurance—0.09%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	980,000	280,999
American International Group, Inc., 4.25%, 5/15/2013	345,000	194,332

		475,331

Total Financials		29,253,382

Health Care—0.43%
Health Care Equipment & Supplies—0.15%
Becton Dickinson and Co., 6.00%, 5/15/2039	695,000	758,542

Pharmaceuticals—0.28%
Johnson & Johnson, 5.95%, 8/15/2037	565,000	628,046
Wyeth, 6.50%, 2/1/2034	700,000	797,679

		1,425,725

Total Health Care		2,184,267

Industrials—2.15%
Aerospace & Defense—0.27%
Boeing Co., 6.00%, 3/15/2019	625,000	684,686
Honeywell International, Inc., 5.30%, 3/1/2018	660,000	704,444

		1,389,130

Air Freight & Logistics—0.14%
United Parcel Service, Inc., 6.20%, 1/15/2038	645,000	732,877

Airlines—0.15%
Southwest Airlines Co., 5.25%, 10/1/2014	750,000	738,293

Commercial Services & Supplies—0.14%
Waste Management, Inc., 7.375%, 3/11/2019	645,000	732,663

Industrial Conglomerates—0.82%
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	680,000	651,123
General Electric Capital Corp.[2], Series G, 3.00%, 12/9/2011	2,630,000	2,711,809
General Electric Co., 5.25%, 12/6/2017	765,000	775,375

		4,138,307

Machinery—0.33%
Caterpillar Financial Service Corp., Series F, 7.05%, 10/1/2018	620,000	659,503
John Deere Capital Corp., 5.50%, 4/13/2017	275,000	285,830
John Deere Capital Corp., 5.75%, 9/10/2018	700,000	737,034

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
		1,682,367

Road & Rail—0.30%
CSX Corp., 6.00%, 10/1/2036	845,000	797,506
Union Pacific Corp., 5.65%, 5/1/2017	700,000	730,999

		1,528,505

Total Industrials		10,942,142

Information Technology—0.56%
Communications Equipment—0.27%
Cisco Systems, Inc., 5.90%, 2/15/2039	635,000	674,761
Corning, Inc., 6.20%, 3/15/2016	720,000	726,754

		1,401,515

Computers & Peripherals—0.15%
IBM Corp., 8.00%, 10/15/2038	560,000	768,465

Software—0.14%
Microsoft Corp., 5.20%, 6/1/2039	690,000	693,057

Total Information Technology		2,863,037

Materials—0.34%
Chemicals—0.14%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	630,000	696,493

Metals & Mining—0.20%
Alcoa, Inc., 5.87%, 2/23/2022	405,000	328,592
BHP Billiton Finance (USA) Ltd., 6.50%, 4/1/2019 (Australia)	600,000	682,836

		1,011,428

Total Materials		1,707,921

Utilities—0.39%
Electric Utilities—0.36%
Allegheny Energy Supply Co. LLC[3], 8.25%, 4/15/2012	300,000	320,764
Exelon Generation Co. LLC, 5.35%, 1/15/2014	770,000	797,363
Southwestern Electric Power Co., 6.45%, 1/15/2019	660,000	695,689

		1,813,816

Multi-Utilities—0.03%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	135,000	145,431

Total Utilities		1,959,247

Total Non-Convertible Corporate Bonds
(Identified Cost $61,052,943)		63,098,236

TOTAL CORPORATE BONDS
(Identified Cost $62,984,114)		64,970,636

MUTUAL FUNDS—0.70%
Financial Select Sector SPDR Fund	34,850	453,399
iShares iBoxx High Yield Corporate Bond Fund	11,021	930,723
iShares iBoxx Investment Grade Corporate Bond Fund	20,493	2,140,699

TOTAL MUTUAL FUNDS
(Identified Cost $3,076,825)		3,524,821

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
U.S. TREASURY SECURITIES—10.71%
U.S. Treasury Bonds—4.32%
U.S. Treasury Bond, 5.50%, 8/15/2028	$8,050,000	9,301,525
U.S. Treasury Bond, 5.375%, 2/15/2031	9,750,000	11,192,698
U.S. Treasury Bond, 4.50%, 2/15/2036	1,400,000	1,442,875

Total U.S. Treasury Bonds (Identified Cost $22,099,466)		21,937,098

U.S. Treasury Notes—6.39%
U.S. Treasury Note, 1.875%, 2/28/2014	7,450,000	7,284,088
U.S. Treasury Note, 2.625%, 6/30/2014	10,780,000	10,837,242
U.S. Treasury Note, 4.00%, 8/15/2018	10,150,000	10,559,969
U.S. Treasury Note, 2.75%, 2/15/2019	4,000,000	3,757,800

Total U.S. Treasury Notes (Identified Cost $32,675,823)		32,439,099

TOTAL U.S. TREASURY SECURITIES (Identified Cost $54,775,289)		54,376,197

U.S. GOVERNMENT AGENCIES—8.13%
Mortgage-Backed Securities—4.41%
Fannie Mae, Pool #621881, 5.50%, 1/1/2017	1,043	1,103
Fannie Mae, Pool #252210, 6.50%, 2/1/2019	9,208	9,881
Fannie Mae, Pool #725793, 5.50%, 9/1/2019	254,169	268,735
Fannie Mae, Pool #844917, 4.50%, 11/1/2020	299,635	310,812
Fannie Mae, Pool #813938, 4.50%, 12/1/2020	228,078	236,586
Fannie Mae, Pool #813954, 4.50%, 12/1/2020	220,550	228,777
Fannie Mae, Pool #864435, 4.50%, 12/1/2020	123,118	127,710
Fannie Mae, Pool #837190, 5.00%, 12/1/2020	65,117	68,197
Fannie Mae, Pool #909732, 5.00%, 2/1/2022	79,514	82,729
Fannie Mae, Pool #912520, 5.00%, 2/1/2022	803,292	838,527
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	5,214,341	5,263,068
Fannie Mae, Pool #901895, 6.50%, 9/1/2036	570,537	611,234
Fannie Mae, Pool #899393, 6.00%, 4/1/2037	2,043,904	2,145,810
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019	232,243	244,537
Federal Home Loan Mortgage Corp., Pool #G11896, 4.50%, 1/1/2021	898,552	930,946
Federal Home Loan Mortgage Corp., Pool #G12419, 5.00%, 10/1/2021	463,652	483,265
Federal Home Loan Mortgage Corp., Pool #G18156, 5.00%, 12/1/2021	119,819	124,888
Federal Home Loan Mortgage Corp., Pool #G18168, 5.00%, 2/1/2022	170,100	176,870
Federal Home Loan Mortgage Corp., Pool #G18182, 5.50%, 5/1/2022	470,364	492,691
Federal Home Loan Mortgage Corp., Pool #G12833, 4.50%, 9/1/2022	1,407,458	1,445,884
Federal Home Loan Mortgage Corp., Pool #J06711, 5.00%, 1/1/2023	1,230,075	1,279,033
Federal Home Loan Mortgage Corp., Pool #G12966, 5.50%, 1/1/2023	688,990	721,695
Federal Home Loan Mortgage Corp., Pool #G13136, 4.50%, 5/1/2023	826,959	849,361
Federal Home Loan Mortgage Corp., Pool #A22067, 6.50%, 5/1/2034	176,026	188,727
Federal Home Loan Mortgage Corp., Pool #A52716, 6.50%, 10/1/2036	1,088,041	1,162,131
Federal Home Loan Mortgage Corp., Pool #A62373, 5.00%, 6/1/2037	2,875,846	2,944,509
Federal Home Loan Mortgage Corp., Pool #A82556, 5.50%, 10/1/2038	958,660	993,971
GNMA, Pool #631703, 6.50%, 9/15/2034	126,465	134,948

Total Mortgage-Backed Securities (Identified Cost $21,185,807)		22,366,625

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
Other Agencies—3.72%
Fannie Mae, 6.25%, 5/15/2029	1,856,000	2,218,965
Fannie Mae, 7.25%, 5/15/2030	1,666,000	2,223,414
Fannie Mae, 6.625%, 11/15/2030	1,766,000	2,213,709
Freddie Mac, 3.75%, 3/27/2019	7,840,000	7,788,554
Freddie Mac, 6.75%, 3/15/2031	1,742,000	2,227,194
Freddie Mac, 6.25%, 7/15/2032	1,828,000	2,220,418

Total Other Agencies (Identified Cost $18,926,400)		18,892,254

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $40,112,207)		41,258,879

SHORT-TERM INVESTMENTS—2.43%
Dreyfus Cash Management, Inc.—Institutional Shares (Identified Cost $12,347,485)	12,347,485	12,347,485

TOTAL INVESTMENTS—98.60% (Identified Cost $503,140,013)		500,472,031
OTHER ASSETS, LESS LIABILITIES—1.40%		7,101,327

NET ASSETS—100%		$507,573,358

*	Non-income producing security
**	Less than 0.01%

ADR—American Depository Receipt

NVDR—Non-Voting Depository Receipt

[1]	Bank of New York Mellon Corp. is the Fund’s custodian.

[2]	Security insured under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.

[3]

Restricted securities—Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security has been sold under rule 144A and has been determined to be liquid under guidelines established by the Board of Directors. This security amounts to $320,764, or 0.06%, of the Series’ net assets as of July 31, 2009.

Federal Tax Information:

On July 31, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$503,433,057

Unrealized appreciation	$32,601,108
Unrealized depreciation	(35,562,134)

Net unrealized depreciation	$(2,961,026)

FAS 157 Information:

Investment Portfolio - July 31, 2009 (unaudited)

FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) established a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements. In April 2009, FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly (“FSP 157-4”) was issued and is effective for financial statements and interim periods ending after June 15, 2009. FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for an asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. The impact on the Series resulting from the adoption of this FSP is expanded disclosure as shown below.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the levels used as of July 31, 2009 in valuing the Series’ assets or liabilities carried at market value:

Description:	7/31/09	Level 1	Level 2	Level 3
Equity securities*	$323,467,313	$322,664,744	$802,569	$—
Preferred securities	526,700	205,897	320,803	—
Debt securities:
US Treasury and other US government agencies	95,635,076	—	95,635,076	—
Corporate debt	63,098,236	—	63,098,236	—
Convertible corporate debt	1,872,400	—	1,872,400	—
Mutual Funds	15,872,306	15,872,306	—	—
Other financial instruments**	—	—	—	—

Total	$500,472,031	$338,742,947	$161,729,084	$—

*	Includes common stock, warrants and rights.

**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of July 31, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2008 or July 31, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
COMMON STOCKS - 50.02%

Consumer Discretionary - 7.02%
Auto Components - 0.02%
Hankook Tire Co. Ltd. (South Korea)	5,000	$80,218

Automobiles—0.07%
Bayerische Motoren Werke AG (BMW) (Germany)	1,670	76,740
Hyundai Motor Co. (South Korea)	1,020	73,183
Suzuki Motor Corp. (Japan)	3,600	90,942

		240,865

Hotels, Restaurants & Leisure—2.61%
Carnival Corp.	180,795	5,060,452
Club Mediterranee S.A.* (France)	2,590	37,740
International Game Technology	184,710	3,648,022

		8,746,214

Household Durables—0.67%
Corporacion Geo S.A.B. de C.V.—Class B* (Mexico)	12,430	26,539
Fortune Brands, Inc.	46,450	1,838,026
LG Electronics, Inc. (South Korea)	750	79,098
NVR, Inc.*	120	72,138
Rodobens Negocios Imobiliarios S.A. (Brazil)	22,910	221,092

		2,236,893

Leisure Equipment & Products—0.02%
Sankyo Co. Ltd. (Japan)	1,100	65,574

Media—2.30%
Comcast Corp.—Class A	154,783	2,300,075
Grupo Televisa S.A.—ADR (Mexico)	7,490	135,494
Impresa—Sociedade Gestora de Participacoes S.A.* (Portugal)	8,330	12,227
The McGraw-Hill Companies, Inc.	3,140	98,439
Mediacom Communications Corp.—Class A*	13,650	65,383
Reed Elsevier plc—ADR (United Kingdom)	1,384	39,223
Societe Television Francaise 1 (France)	14,590	226,010
The Walt Disney Co.	190,320	4,780,838
Wolters Kluwer N.V. (Netherlands)	1,995	39,234

		7,696,923

Multiline Retail—0.03%
Nordstrom, Inc.	2,860	75,618
PPR (France)	325	36,214

		111,832

Specialty Retail—1.25%
Dick’s Sporting Goods, Inc.*	4,400	87,340
The Home Depot, Inc.	42,870	1,112,048
KOMERI Co. Ltd. (Japan)	1,600	44,139
Lowe’s Companies, Inc.	56,970	1,279,546
The Sherwin-Williams Co.	29,040	1,677,060

		4,200,133

Textiles, Apparel & Luxury Goods—0.05%
Adidas AG (Germany)	810	34,203

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	480	43,293
True Religion Apparel, Inc.*	3,500	78,260

		155,756

Total Consumer Discretionary		23,534,408

Consumer Staples—5.83%
Beverages—0.11%
The Boston Beer Co., Inc.—Class A*	1,560	48,656
Carlsberg A/S—Class B (Denmark)	1,850	128,379
Diageo plc (United Kingdom)	1,980	31,020
Heineken N.V. (Netherlands)	2,570	102,586
Kirin Holdings Co. Ltd. (Japan)	3,400	50,887

		361,528

Food & Staples Retailing—0.14%
BJ’s Wholesale Club, Inc.*	1,690	56,361
Carrefour S.A. (France)	6,180	290,060
Casino Guichard-Perrachon S.A. (France)	560	38,586
Casino Guichard-Perrachon S.A. (France)—Rights	560	2,091
Tesco plc (United Kingdom)	12,175	74,730

		461,828

Food Products—5.52%
Cadbury plc (United Kingdom)	27,698	273,404
Danone S.A. (France)	1,470	78,862
Dean Foods Co.*	101,610	2,153,116
Flowers Foods, Inc.	2,120	50,096
General Mills, Inc.	42,640	2,511,922
Kellogg Co.	49,560	2,354,100
Nestle S.A. (Switzerland)	81,360	3,349,759
Sanderson Farms, Inc.	670	27,256
Suedzucker AG (Germany)	1,710	36,164
Unilever plc—ADR (United Kingdom)	291,094	7,670,327

		18,505,006

Household Products—0.02%
Kao Corp. (Japan)	700	15,870
Reckitt Benckiser Group plc (United Kingdom)	1,430	68,690

		84,560

Personal Products—0.04%
Alberto-Culver Co.	2,450	62,769
Natura Cosmeticos S.A. (Brazil)	4,240	60,422

		123,191

Total Consumer Staples		19,536,113

Energy—2.97%
Energy Equipment & Services—2.05%
Baker Hughes, Inc.	69,245	2,804,422
Calfrac Well Services Ltd. (Canada)	12,510	130,095
Compagnie Generale de Geophysique—Veritas (CGG—Veritas)* (France)	8,330	168,806
Dril-Quip, Inc.*	1,680	71,047
Trican Well Service Ltd. (Canada)	11,690	104,201
Weatherford International Ltd.* (Switzerland)	192,110	3,603,984

		6,882,555

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Oil, Gas & Consumable Fuels - 0.92%
BP plc (United Kingdom)	4,640	38,532
Edge Petroleum Corp.*	8,170	3,391
Forest Oil Corp.*	650	10,952
Hess Corp.	46,440	2,563,488
Mariner Energy, Inc.*	691	8,285
Petroleo Brasileiro S.A. (Petrobras)—ADR (Brazil)	4,930	166,141
Royal Dutch Shell plc—Class B (Netherlands)	1,622	42,099
Royal Dutch Shell plc—Class B—ADR (Netherlands)	1,900	99,807
Talisman Energy, Inc. (Canada)	6,260	96,777
Total S.A. (France)	820	45,469

		3,074,941

Total Energy		9,957,496

Financials—2.83%
Capital Markets—0.74%
Bank of New York Mellon Corp.[1]	2,490	68,077
Daiwa Securities Group, Inc. (Japan)	2,000	11,838
Federated Investors, Inc.—Class B	13,510	350,314
Franklin Resources, Inc.	1,005	89,123
Julius Baer Holding AG (Switzerland)	3,680	175,353
Northern Trust Corp.	1,870	111,845
SEI Investments Co.	79,560	1,503,684
State Street Corp.	1,040	52,312
T. Rowe Price Group, Inc.	2,660	124,249

		2,486,795

Commercial Banks—0.31%
BNP Paribas (France)	480	34,989
The Chugoku Bank Ltd. (Japan)	2,800	37,763
Commerzbank AG* (Germany)	1,625	12,795
Credit Agricole S.A. (France)	1,005	14,344
First Commonwealth Financial Corp.	29,200	194,764
The Hachijuni Bank Ltd. (Japan)	4,800	28,107
HSBC Holdings plc—ADR (United Kingdom)	3,392	171,974
Mitsubishi UFJ Financial Group, Inc. (Japan)	2,800	16,751
Societe Generale (France)	1,386	88,982
Societe Generale—ADR (France)	4,440	57,143
The Sumitomo Trust & Banking Co. Ltd. (Japan)	4,800	26,281
U.S. Bancorp	9,620	196,344
Wilmington Trust Corp.	14,100	162,009

		1,042,246

Consumer Finance—1.09%
American Express Co.	126,810	3,592,527
Discover Financial Services	4,410	52,391

		3,644,918

Diversified Financial Services—0.15%
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	1,665	87,793
ING Groep N.V. (Netherlands)	1,285	16,477
JPMorgan Chase & Co.	5,980	231,127
Moody’s Corp.	7,250	172,115

		507,512

Insurance—0.37%

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Allianz SE (Germany)	3,080	304,572
Amil Participacoes S.A. (Brazil)	23,460	135,588
AXA S.A. (France)	1,260	26,629
Brown & Brown, Inc.	4,330	83,049
First American Corp.	4,030	119,086
Muenchener Rueckverisicherungs-Gesellschaft AG (MunichRe) (Germany)	765	115,888
Principal Financial Group, Inc.	2,490	59,013
The Progressive Corp.*	13,160	205,033
Willis Group Holdings Ltd. (United Kingdom)	7,735	192,756

		1,241,614

Real Estate Investment Trusts (REITS)—0.06%
Alexandria Real Estate Equities, Inc.	1,260	48,019
Alstria Office REIT AG (Germany)	5,200	39,868
American Campus Communities, Inc.	2,010	46,089
Home Properties, Inc.	1,460	52,122

		186,098

Thrifts & Mortgage Finance—0.11%
Aareal Bank AG* (Germany)	3,310	47,076
First Niagara Financial Group, Inc.	8,600	113,090
NewAlliance Bancshares, Inc.	11,760	144,060
People’s United Financial, Inc.	3,930	63,862

		368,088

Total Financials		9,477,271

Health Care—9.85%
Biotechnology—0.71%
Celera Corp.*	35,510	213,060
Genzyme Corp.*	41,870	2,172,634

		2,385,694

Health Care Equipment & Supplies—2.46%
Abaxis, Inc.*	14,130	378,260
Align Technology, Inc.*	20,990	229,001
Becton, Dickinson & Co.	43,480	2,832,722
bioMerieux (France)	3,540	344,460
Covidien plc (Ireland)	15,030	568,284
DENTSPLY International, Inc.	11,180	372,853
Dexcom, Inc.*	79,030	510,534
Gen-Probe, Inc.*	10,000	371,200
Hologic, Inc.*	14,690	215,796
Inverness Medical Innovations, Inc.*	16,310	548,831
Micrus Endovascular Corp.*	6,235	56,177
Mindray Medical International Ltd.—ADR (China)	10,000	297,200
Nobel Biocare Holding AG (Switzerland)	14,320	340,237
OraSure Technologies, Inc.*	55,800	158,472
Sirona Dental Systems, Inc.*	9,240	240,148
Straumann Holding AG (Switzerland)	1,260	276,134
Synthes, Inc.	2,130	239,480
Zoll Medical Corp.*	15,350	282,900

		8,262,689

Health Care Providers & Services—1.18%
Bio-Reference Laboratories, Inc.*	8,830	283,090
Bumrungrad Hospital Public Co. Ltd.—NVDR (Thailand)	45,000	34,061

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Diagnosticos da America S.A.* (Brazil)	20,450	436,366
Quest Diagnostics, Inc.	46,430	2,536,007
Sonic Healthcare Ltd. (Australia)	45,540	445,489
VCA Antech, Inc.*	8,760	224,081

		3,959,094

Health Care Technology—0.84%
Allscripts—Misys Healthcare Solutions, Inc.	11,900	205,037
Cerner Corp.*	28,819	1,875,541
Eclipsys Corp.*	39,633	721,321

		2,801,899

Life Sciences Tools & Services—2.56%
Caliper Life Sciences, Inc.*	91,758	155,071
Icon plc—ADR* (Ireland)	13,960	328,060
Lonza Group AG (Switzerland)	8,916	883,921
Luminex Corp.*	5,920	104,606
Millipore Corp.*	26,360	1,834,656
PerkinElmer, Inc.	125,519	2,212,900
Pharmaceutical Product Development, Inc. (PPD)	6,980	144,975
QIAGEN N.V.* (Netherlands)	17,140	324,974
Thermo Fisher Scientific, Inc.*	57,180	2,589,110

		8,578,273

Pharmaceuticals—2.10%
AstraZeneca plc (United Kingdom)	240	11,236
AstraZeneca plc—ADR (United Kingdom)	790	36,688
Bayer AG (Germany)	2,545	155,810
GlaxoSmithKline plc (United Kingdom)	1,950	37,422
Johnson & Johnson	44,840	2,730,308
Novartis AG—ADR (Switzerland)	86,620	3,951,604
Sanofi-Aventis (France)	390	25,544
Shire plc (United Kingdom)	3,905	57,917
Takeda Pharmaceutical Co. Ltd. (Japan)	700	28,337

		7,034,866

Total Health Care		33,022,515

Industrials—4.64%
Aerospace & Defense—0.08%
Empresa Brasileira de Aeronautica S.A. (Embraer)—ADR (Brazil)	11,130	216,924
Hexcel Corp.*	3,500	35,735

		252,659

Air Freight & Logistics—2.10%
FedEx Corp.	41,980	2,847,923
TNT N.V. (Netherlands)	7,189	170,732
United Parcel Service, Inc. (UPS)—Class B	75,130	4,036,735

		7,055,390

Airlines—2.01%
AirTran Holdings, Inc.*	8,600	62,264
Deutsche Lufthansa AG (Germany)	3,875	52,268
Ryanair Holdings plc—ADR* (Ireland)	1,760	49,826
Singapore Airlines Ltd. (Singapore)	5,000	46,914
Southwest Airlines Co.	829,540	6,511,889

		6,723,161

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Building Products - 0.03%
Owens Corning, Inc.*	4,580	84,180

Commercial Services & Supplies—0.03%
Tomra Systems ASA (Norway)	27,750	105,532

Electrical Equipment—0.09%
ABB Ltd. (Asea Brown Boveri)—ADR (Switzerland)	7,540	137,831
Gamesa Corporacion Tecnologica S.A. (Spain)	2,730	59,058
Nexans S.A. (France)	1,640	110,337

		307,226

Industrial Conglomerates—0.12%
Siemens AG (Germany)	4,880	389,031
Sonae (Portugal)	16,575	17,409
Sonae Capital S.A. (SGPS)* (Portugal)	2,074	2,098

		408,538

Machinery—0.06%
FANUC Ltd. (Japan)	400	32,851
FreightCar America, Inc.	2,850	56,943
Lindsay Corp.	790	28,021
Wabtec Corp.	2,180	73,357

		191,172

Professional Services—0.07%
Equifax, Inc.	3,390	88,309
Experian plc (Ireland)	18,620	153,630

		241,939

Road & Rail—0.04%
All America Latina Logistica (ALL) (Brazil)	16,200	102,314
Kansas City Southern*	2,260	45,901

		148,215

Trading Companies & Distributors—0.01%
Rush Enterprises, Inc.—Class A*	2,560	33,536

Total Industrials		15,551,548

Information Technology—14.45%
Communications Equipment—4.06%
Alcatel-Lucent—ADR* (France)	46,550	128,478
BigBand Networks, Inc.*	41,450	227,560
Blue Coat Systems, Inc.*	19,130	357,540
Cisco Systems, Inc.*	316,404	6,964,052
Infinera Corp.*	25,450	172,297
Juniper Networks, Inc.*	62,547	1,634,353
Nokia Corp.—ADR (Finland)	288,110	3,843,387
Riverbed Technology, Inc.*	14,780	295,748

		13,623,415

Computers & Peripherals—1.16%
Diebold, Inc.	710	19,681
EMC Corp.*	256,210	3,858,523

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
		3,878,204

Electronic Equipment, Instruments & Components—0.05%
KEYENCE Corp. (Japan)	121	23,903
LoJack Corp.*	37,045	151,144

		175,047

Internet Software & Services—1.99%
comScore, Inc.*	18,700	284,614
Google, Inc.—Class A*	14,106	6,249,663
Vocus, Inc.*	7,190	120,936

		6,655,213

IT Services—1.21%
Accenture Ltd.—Class A (Bermuda)	6,610	231,813
Amdocs Ltd.* (Guernsey)	19,785	473,257
Automatic Data Processing, Inc.	68,608	2,555,648
Cap Gemini (France)	4,510	208,208
Online Resources Corp.*	32,450	214,495
Paychex, Inc.	6,340	168,010
Redecard S.A. (Brazil)	14,800	220,350

		4,071,781

Semiconductors & Semiconductor Equipment—0.45%
Aixtron AG (Germany)	6,940	113,242
ASML Holding N.V. (Netherlands)	5,010	131,156
ASML Holding N.V.—NY Shares (Netherlands)	8,230	214,062
Hynix Semiconductor, Inc.* (South Korea)	1,400	20,067
KLA-Tencor Corp.	6,180	197,018
Lam Research Corp.*	6,510	195,691
Netlogic Microsystems, Inc.*	6,520	259,105
Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Taiwan)	5,286	55,348
Tokyo Electron Ltd. (Japan)	6,460	338,670

		1,524,359

Software—5.53%
Autodesk, Inc.*	134,710	2,938,025
Electronic Arts, Inc. (EA)*	194,970	4,186,006
Intuit, Inc.*	5,470	162,459
Microsoft Corp.	240,540	5,657,501
Misys plc* (United Kingdom)	26,500	80,222
Salesforce.com, Inc.*	43,900	1,902,626
SAP AG (Germany)	1,370	64,516
SAP AG—ADR (Germany)	63,360	2,993,760
Square Enix Holdings Co. Ltd. (Japan)	1,500	33,374
Temenos Group AG* (Switzerland)	10,500	210,354
TIBCO Software, Inc.*	15,000	130,950
UbiSoft Entertainment S.A.* (France)	9,820	167,723

		18,527,516

Total Information Technology		48,455,535

Materials—2.12%
Chemicals—0.80%
Arkema (France)	20	573
Calgon Carbon Corp.*	8,245	104,464

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Johnson Matthey plc (United Kingdom)	3,130	74,025
Monsanto Co.	29,060	2,441,040
The Scotts Miracle-Gro Co.—Class A	1,360	53,108

		2,673,210

Containers & Packaging—0.02%
Bemis Co., Inc.	2,470	65,010

Metals & Mining—0.06%
Antofagasta plc—ADR (United Kingdom)	8,210	206,070

Paper & Forest Products—1.24%
Norbord, Inc. (Canada)	25,800	25,153
Weyerhaeuser Co.	117,703	4,124,313

		4,149,466

Total Materials		7,093,756

Telecommunication Services—0.20%
Diversified Telecommunication Services—0.04%
France Telecom S.A. (France)	2,570	64,130
Hutchison Telecommunications Hong Kong Holdings Ltd.* (Hong Kong)	34,820	5,392
Swisscom AG—ADR (Switzerland)	1,795	58,768

		128,290

Wireless Telecommunication Services—0.16%
American Tower Corp.—Class A*	2,750	93,748
Crown Castle International Corp.*	6,190	177,901
Hutchison Telecommunications International Ltd. (Hong Kong)	34,820	9,121
SBA Communications Corp.—Class A*	3,440	89,750
SK Telecom Co. Ltd.—ADR (South Korea)	10,220	172,003

		542,523

Total Telecommunication Services		670,813

Utilities—0.11%
Electric Utilities—0.04%
E.ON AG (Germany)	3,600	137,031

Independent Power Producers & Energy Traders—0.03%
Mirant Corp.*	2,980	53,819
RRI Energy, Inc.*	9,090	48,632

		102,451

Multi-Utilities—0.02%
GDF Suez (France)	945	36,099
National Grid plc (United Kingdom)	4,850	45,241

		81,340

Water Utilities—0.02%
Companhia de Saneamento de Minas Gerais—Copasa MG (Brazil)	3,710	50,701

Total Utilities		371,523

TOTAL COMMON STOCKS
(Identified Cost $162,292,125)		167,670,978

PREFERRED STOCKS—0.08%

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Consumer Staples - 0.03%
Household Products - 0.03%
Henkel AG & Co. KGaA (Germany)	2,760	101,478

Financials—0.05%
Commercial Banks—0.05%
PNC Financial Services Group, Inc.—Series K	185,000	167,179

TOTAL PREFERRED STOCKS
(Identified Cost $271,282)		268,657

WARRANTS—0.00%**
Health Care—0.00%**
Life Sciences Tools & Services—0.00%**
Caliper Life Sciences, Inc., 8/10/2011
(Identified Cost $5,086)	10,455	1,777

CORPORATE BONDS—22.20%
Convertible Corporate Bonds—0.35%
Consumer Discretionary—0.05%
Hotels, Restaurants & Leisure—0.05%
Carnival Corp., 2.00%, 4/15/2021	$175,000	173,031

Health Care—0.15%
Biotechnology—0.12%
Amgen, Inc., 0.375%, 2/1/2013	400,000	402,000

Health Care Equipment & Supplies—0.03%
Medtronic, Inc., 1.625%, 4/15/2013	90,000	86,738

Total Health Care		488,738

Industrials—0.08%
Airlines—0.08%
JetBlue Airways Corp., 3.75%, 3/15/2035	270,000	263,925

Information Technology—0.07%
Computers & Peripherals—0.07%
EMC Corp., 1.75%, 12/1/2013	215,000	242,144

Total Convertible Corporate Bonds
(Identified Cost $1,203,432)		1,167,838

Non-Convertible Corporate Bonds—21.85%
Consumer Discretionary—1.93%
Hotels, Restaurants & Leisure—0.40%
International Game Technology, 7.50%, 6/15/2019	465,000	494,928
McDonald’s Corp., Series I, 5.80%, 10/15/2017	325,000	355,996
McDonald’s Corp., Series I, 6.30%, 10/15/2037	445,000	494,976

		1,345,900

Household Durables—0.25%
Fortune Brands, Inc., 6.375%, 6/15/2014	465,000	472,992
Fortune Brands, Inc., 5.375%, 1/15/2016	400,000	373,236

		846,228

Media—0.61%

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	730,000	791,758
Comcast Corp., 6.50%, 11/15/2035	280,000	301,557
Comcast Corp., 6.95%, 8/15/2037	185,000	210,132
The Walt Disney Co., Series B, 7.00%, 3/1/2032	615,000	740,099

		2,043,546

Multiline Retail—0.18%
Target Corp., 6.00%, 1/15/2018	560,000	610,211

Specialty Retail—0.41%
Home Depot, Inc., 5.40%, 3/1/2016	955,000	984,564
Lowe’s Companies, Inc., 6.10%, 9/15/2017	340,000	373,007

		1,357,571

Textiles, Apparel & Luxury Goods—0.08%
VF Corp., 5.95%, 11/1/2017	250,000	255,687

Total Consumer Discretionary		6,459,143

Consumer Staples—0.91%
Beverages—0.33%
The Coca-Cola Co., 5.35%, 11/15/2017	330,000	358,687
Pepsico, Inc., 5.00%, 6/1/2018	315,000	329,881
Pepsico, Inc., 7.90%, 11/1/2018	315,000	396,420

		1,084,988

Food & Staples Retailing—0.10%
The Kroger Co., 6.75%, 4/15/2012	315,000	344,094

Food Products—0.48%
General Mills, Inc., 5.65%, 2/15/2019	680,000	732,936
Kraft Foods, Inc., 6.125%, 2/1/2018	805,000	878,648

		1,611,584

Total Consumer Staples		3,040,666

Energy—1.06%
Energy Equipment & Services—0.51%
Baker Hughes, Inc., 7.50%, 11/15/2018	610,000	719,554
Weatherford International Ltd., 9.625%, 3/1/2019 (Switzerland)	800,000	992,243

		1,711,797

Oil, Gas & Consumable Fuels—0.55%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	720,000	748,058
Apache Corp., 6.90%, 9/15/2018	625,000	730,970
Arch Western Finance LLC, 6.75%, 7/1/2013	360,000	349,200

		1,828,228

Total Energy		3,540,025

Financials—12.28%
Capital Markets—3.06%
Goldman Sachs Capital I, 6.345%, 2/15/2034	725,000	640,490
The Goldman Sachs Group, Inc.[2], 3.25%, 6/15/2012	8,228,000	8,538,138
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	610,000	651,825
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	110,000	92,030
Morgan Stanley, Series F, 5.55%, 4/27/2017	327,000	327,197

		10,249,680

Commercial Banks—4.26%

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Household Finance Co. (now known as HSBC Finance Corp.), 6.375%, 11/27/2012	585,000	597,015
HSBC Financial Corp., 7.00%, 5/15/2012	575,000	609,026
Key Bank National Association[2], 3.20%, 6/15/2012	3,506,000	3,634,288
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	750,000	721,405
PNC Bank National Association, 5.25%, 1/15/2017	545,000	529,169
PNC Funding Corp.[2] , 2.30%, 6/22/2012	3,600,000	3,641,098
U.S. Bank National Association, 6.375%, 8/1/2011	315,000	337,262
U.S. Bank National Association, 6.30%, 2/4/2014	285,000	311,050
Wachovia Corp., 5.25%, 8/1/2014	330,000	332,281
Wells Fargo & Co.[2], 3.00%, 12/9/2011	3,458,000	3,567,179

		14,279,773

Consumer Finance—0.41%
American Express Credit Co., Series C, 7.30%, 8/20/2013	915,000	976,719
SLM Corp., Series A, 4.00%, 1/15/2010	425,000	412,334

		1,389,053

Diversified Financial Services—4.49%
Bank of America Corp., 5.75%, 8/15/2016	355,000	331,230
Bank of America Corp.[2] , Series L, 3.125%, 6/15/2012	6,028,000	6,232,627
Bank of America Corp., Series L, 7.625%, 6/1/2019	450,000	488,082
Citigroup, Inc.[2], 2.875%, 12/9/2011	3,506,000	3,605,020
JPMorgan Chase & Co.[2], 3.125%, 12/1/2011	3,510,000	3,632,229
JPMorgan Chase & Co., 6.30%, 4/23/2019	710,000	771,329

		15,060,517

Insurance—0.06%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	425,000	121,862
American International Group, Inc., 4.25%, 5/15/2013	125,000	70,410

		192,272

Total Financials		41,171,295

Health Care—0.71%
Health Care Equipment & Supplies—0.22%
Becton Dickinson and Co., 6.00%, 5/15/2039	685,000	747,628

Pharmaceuticals—0.49%
Johnson & Johnson, 5.95%, 8/15/2037	440,000	489,097
Novartis Security Investment Ltd., 5.125%, 2/10/2019 (Bermuda)	700,000	737,376
Wyeth, 6.50%, 2/1/2034	365,000	415,932

		1,642,405

Total Health Care		2,390,033

Industrials—2.74%
Aerospace & Defense—0.39%
Boeing Co., 6.00%, 3/15/2019	545,000	597,046
Honeywell International, Inc., 5.30%, 3/1/2018	680,000	725,791

		1,322,837

Air Freight & Logistics—0.22%
United Parcel Service, Inc., 6.20%, 1/15/2038	660,000	749,921

Airlines—0.11%
Southwest Airlines Co., 5.25%, 10/1/2014	390,000	383,912

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Commercial Services & Supplies - 0.14%
Waste Management, Inc., 7.375%, 3/11/2019	415,000	471,403

Industrial Conglomerates—1.38%
General Electric Capital Corp., 5.625%, 5/1/2018	120,000	121,122
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	530,000	507,493
General Electric Capital Corp[2], Series G, 3.00%, 12/9/2011	3,518,000	3,627,431
General Electric Co., 5.25%, 12/6/2017	370,000	375,018

		4,631,064

Machinery—0.26%
Caterpillar Financial Service Corp., Series F, 7.05%, 10/1/2018	325,000	345,707
John Deere Capital Corp., 5.50%, 4/13/2017	120,000	124,726
John Deere Capital Corp., 5.75%, 9/10/2018	365,000	384,310

		854,743

Road & Rail—0.24%
CSX Corp., 6.00%, 10/1/2036	430,000	405,831
Union Pacific Corp., 5.65%, 5/1/2017	365,000	381,164

		786,995

Total Industrials		9,200,875

Information Technology—1.30%
Communications Equipment—0.78%
Cisco Systems, Inc., 5.90%, 2/15/2039	960,000	1,020,110
Corning, Inc., 6.625%, 5/15/2019	460,000	498,682
Corning, Inc., 6.20%, 3/15/2016	375,000	378,518
Nokia Corp., 5.375%, 5/15/2019 (Finland)	705,000	736,275

		2,633,585

Computers & Peripherals—0.30%
IBM Corp., 8.00%, 10/15/2038	725,000	994,888

Software—0.22%
Microsoft Corp., 5.20%, 6/1/2039	735,000	738,256

Total Information Technology		4,366,729

Materials—0.41%
Chemicals—0.14%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	440,000	486,439

Metals & Mining—0.27%
Alcoa, Inc., 5.87%, 2/23/2022	210,000	170,381
BHP Billiton Finance (USA) Ltd., 6.50%, 4/1/2019 (Australia)	640,000	728,358

		898,739

Total Materials		1,385,178

Utilities—0.51%
Electric Utilities—0.49%
Allegheny Energy Supply Co. LLC[3], 8.25%, 4/15/2012	455,000	486,492
Exelon Generation Co. LLC, 5.35%, 1/15/2014	710,000	735,231
Southwestern Electric Power Co., 6.45%, 1/15/2019	415,000	437,441

		1,659,164

Multi-Utilities—0.02%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	50,000	53,863

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Total Utilities		1,713,027

Total Non-Convertible Corporate Bonds (Identified Cost $71,381,392)		73,266,971

TOTAL CORPORATE BONDS (Identified Cost $72,584,824)		74,434,809

MUTUAL FUNDS—0.86%
Financial Select Sector SPDR Fund	15,470	201,265
iShares iBoxx High Yield Corporate Bond Fund	10,120	854,634
iShares iBoxx Investment Grade Corporate Bond Fund	17,650	1,843,719

TOTAL MUTUAL FUNDS (Identified Cost $2,531,935)		2,899,618

U.S. TREASURY SECURITIES—10.59%
U.S. Treasury Bonds—4.93%
U.S. Treasury Bond, 5.50%, 8/15/2028	$4,485,000	5,182,278
U.S. Treasury Bond, 5.375%, 2/15/2031	8,000,000	9,183,752
U.S. Treasury Bond, 4.50%, 2/15/2036	2,100,000	2,164,313

Total U.S. Treasury Bonds (Identified Cost $17,133,355)		16,530,343

U.S. Treasury Notes—5.66%
U.S. Treasury Note, 1.50%, 12/31/2013	4,300,000	4,157,227
U.S. Treasury Note, 1.875%, 2/28/2014	1,800,000	1,759,914
U.S. Treasury Note, 2.625%, 6/30/2014	3,890,000	3,910,656
U.S. Treasury Note, 4.00%, 8/15/2018	6,540,000	6,804,157
U.S. Treasury Note, 2.75%, 2/15/2019	2,500,000	2,348,625

Total U.S. Treasury Notes (Identified Cost $19,352,862)		18,980,579

TOTAL U.S. TREASURY SECURITIES (Identified Cost $36,486,217)		35,510,922

U.S. GOVERNMENT AGENCIES—9.23%
Mortgage-Backed Securities—4.18%
Fannie Mae, Pool #545883, 5.50%, 9/1/2017	86,722	91,746
Fannie Mae, Pool #813938, 4.50%, 12/1/2020	212,028	219,937
Fannie Mae, Pool #911750, 4.50%, 12/1/2021	361,387	371,592
Fannie Mae, Pool #908642, 5.00%, 1/1/2022	20,504	21,403
Fannie Mae, Pool #912771, 5.00%, 3/1/2022	673,248	702,779
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	3,262,272	3,292,757
Fannie Mae, Pool #906666, 6.50%, 12/1/2036	598,890	641,610
Fannie Mae, Pool #899393, 6.00%, 4/1/2037	1,314,325	1,379,856
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019	84,452	88,923
Federal Home Loan Mortgage Corp., Pool #G11896, 4.50%, 1/1/2021	552,851	572,782
Federal Home Loan Mortgage Corp., Pool #J04222, 5.00%, 1/1/2022	290,387	301,944
Federal Home Loan Mortgage Corp., Pool #G18168, 5.00%, 2/1/2022	133,090	138,387
Federal Home Loan Mortgage Corp., Pool #G18182, 5.50%, 5/1/2022	297,473	311,593
Federal Home Loan Mortgage Corp., Pool #G12833, 4.50%, 9/1/2022	906,668	931,422
Federal Home Loan Mortgage Corp., Pool #J06711, 5.00%, 1/1/2023	792,192	823,722

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Federal Home Loan Mortgage Corp., Pool #G12966, 5.50%, 1/1/2023	444,094	465,174
Federal Home Loan Mortgage Corp., Pool #G13136, 4.50%, 5/1/2023	405,149	416,124
Federal Home Loan Mortgage Corp., Pool #G01736, 6.50%, 9/1/2034	61,364	65,946
Federal Home Loan Mortgage Corp., Pool #A52716, 6.50%, 10/1/2036	684,592	731,209
Federal Home Loan Mortgage Corp., Pool #A62373, 5.00%, 6/1/2037	1,848,871	1,893,015
Federal Home Loan Mortgage Corp., Pool #A82556, 5.50%, 10/1/2038	497,083	515,393
GNMA, Pool #286310, 9.00%, 2/15/2020	1,682	1,873
GNMA, Pool #288873, 9.50%, 8/15/2020	82	92
GNMA, Pool #550290, 6.50%, 8/15/2031	30,748	33,243

Total Mortgage-Backed Securities (Identified Cost $13,271,901)		14,012,522

Other Agencies—5.05%
Fannie Mae, 4.875%, 5/18/2012	8,980,000	9,750,619
Fannie Mae, 6.25%, 5/15/2029	1,198,000	1,432,285
Fannie Mae, 7.25%, 5/15/2030	1,074,000	1,433,341
Fannie Mae, 6.625%, 11/15/2030	1,140,000	1,429,008
Freddie Mac, 6.75%, 3/15/2031	1,124,000	1,437,064
Freddie Mac, 6.25%, 7/15/2032	1,180,000	1,433,312

Total Other Agencies (Identified Cost $16,228,859)		16,915,629

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $29,500,760)		30,928,151

SHORT-TERM INVESTMENTS—5.61%
Dreyfus Cash Management, Inc.—Institutional Shares	7,691,055	7,691,055
Federal Home Loan Bank Discount Note, 8/7/2009	$5,000,000	4,999,847
U.S. Treasury Bill, 8/27/2009	6,105,000	6,104,424

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $18,787,165)		18,795,326

TOTAL INVESTMENTS—98.59% (Identified Cost $322,459,394)		330,510,238
OTHER ASSETS, LESS LIABILITIES—1.41%		4,719,569

NET ASSETS—100%		$335,229,807

*	Non-income producing security
**	Less than 0.01%

ADR—American Depository Receipt

NVDR—Non-Voting Depository Receipt

[1]	Bank of New York Mellon Corp. is the Fund’s custodian.

[2]	Security insured under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.

[3]

Restricted securities—Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security has been sold under rule 144A and has been determined to be liquid under guidelines established by the Board of Directors. This security amounts to $486,492, or 0.15%, of the Series’ net assets as of July 31, 2009.

Investment Portfolio - July 31, 2009 (unaudited)

Federal Tax Information:

On July 31, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$323,013,387

Unrealized appreciation	$18,713,939
Unrealized depreciation	(11,217,088)

Net unrealized appreciation	$7,496,851

FAS 157 Information:

FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) established a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements. In April 2009, FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly (“FSP 157-4”) was issued and is effective for financial statements and interim periods ending after June 15, 2009. FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for an asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. The impact on the Series resulting from the adoption of this FSP is expanded disclosure as shown below.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the levels used as of July 31, 2009 in valuing the Series’ assets or liabilities carried at market value:

Description:	7/31/09	Level 1	Level 2	Level 3
Equity securities*	$167,672,755	$167,350,774	$321,981	$—
Preferred securities	268,657	101,478	167,179	—
Debt securities:
US Treasury and other US government agencies	77,543,344	—	77,543,344	—
Corporate debt	73,266,971	—	73,266,971	—
Convertible corporate debt	1,167,838	—	1,167,838	—
Mutual Funds	10,590,673	10,590,673	—	—
Other financial instruments**	—	—	—	—

Total	$330,510,238	$178,042,925	$152,467,313	$—

*	Includes common stock, warrants and rights.

**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of July 31, 2009, the Series did not hold any derivative instruments.

Investment Portfolio - July 31, 2009 (unaudited)

There were no Level 3 securities held by the Series as of October 31, 2008 or July 31, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
COMMON STOCKS—26.45%

Consumer Discretionary—3.76%
Auto Components—0.01%
Hankook Tire Co. Ltd. (South Korea)	840	13,477

Automobiles—0.04%
Bayerische Motoren Werke AG (BMW) (Germany)	710	32,626
Hyundai Motor Co. (South Korea)	430	30,852
Suzuki Motor Corp. (Japan)	1,800	45,471

		108,949

Hotels, Restaurants & Leisure—1.29%
Carnival Corp.	72,259	2,022,529
Club Mediterranee S.A.* (France)	305	4,444
International Game Technology	74,450	1,470,387

		3,497,360

Household Durables—0.37%
Corporacion Geo S.A.B. de C.V.—Class B* (Mexico)	2,270	4,847
Fortune Brands, Inc.	20,750	821,078
LG Electronics, Inc. (South Korea)	120	12,656
NVR, Inc.*	60	36,069
Rodobens Negocios Imobiliarios S.A. (Brazil)	14,800	142,827

		1,017,477

Leisure Equipment & Products—0.01%
Sankyo Co. Ltd. (Japan)	300	17,884

Media—1.31%
Comcast Corp.—Class A	84,021	1,248,552
Grupo Televisa S.A.—ADR (Mexico)	2,170	39,255
Impresa—Sociedade Gestora de Participacoes S.A.* (Portugal)	820	1,204
The McGraw-Hill Companies, Inc.	820	25,707
Mediacom Communications Corp.—Class A*	5,510	26,393
Reed Elsevier plc—ADR (United Kingdom)	198	5,611
Societe Television Francaise 1 (France)	3,630	56,231
The Walt Disney Co.	86,250	2,166,600
Wolters Kluwer N.V. (Netherlands)	290	5,703

		3,575,256

Multiline Retail—0.01%
Nordstrom, Inc.	980	25,911
PPR (France)	65	7,243

		33,154

Specialty Retail—0.70%
Dick’s Sporting Goods, Inc.*	2,560	50,816
The Home Depot, Inc.	18,976	492,237
KOMERI Co. Ltd. (Japan)	100	2,759
Lowe’s Companies, Inc.	26,810	602,153
The Sherwin-Williams Co.	13,250	765,187

		1,913,152

Textiles, Apparel & Luxury Goods—0.02%
Adidas AG (Germany)	130	5,489
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	40	3,608
True Religion Apparel, Inc.*	1,470	32,869

		41,966

Total Consumer Discretionary		10,218,675

Consumer Staples—3.01%
Beverages—0.04%
The Boston Beer Co., Inc.—Class A*	730	22,769
Carlsberg A/S—Class B (Denmark)	790	54,821
Diageo plc (United Kingdom)	290	4,543
Heineken N.V. (Netherlands)	670	26,744

		108,877

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
Food & Staples Retailing—0.06%
BJ’s Wholesale Club, Inc.*	1,040	34,684
Carrefour S.A. (France)	2,110	99,034
Casino Guichard-Perrachon S.A. (France)	100	6,890
Casino Guichard-Perrachon S.A. (France)—Rights	100	373
Tesco plc (United Kingdom)	2,675	16,419

		157,400

Food Products—2.89%
Cadbury plc (United Kingdom)	8,553	84,426
Danone S.A. (France)	160	8,584
Dean Foods Co.*	40,020	848,024
Flowers Foods, Inc.	910	21,503
General Mills, Inc.	17,230	1,015,019
Kellogg Co.	22,720	1,079,200
Nestle S.A. (Switzerland)	37,410	1,540,247
Sanderson Farms, Inc.	590	24,001
Suedzucker AG (Germany)	120	2,538
Unilever plc—ADR (United Kingdom)	123,090	3,243,421

		7,866,963

Household Products—0.01%
Reckitt Benckiser Group plc (United Kingdom)	585	28,100

Personal Products—0.01%
Alberto-Culver Co.	1,150	29,463
Natura Cosmeticos S.A. (Brazil)	960	13,680

		43,143

Total Consumer Staples		8,204,483

Energy—1.72%
Energy Equipment & Services—1.24%
Baker Hughes, Inc.	36,565	1,480,883
Calfrac Well Services Ltd. (Canada)	4,190	43,573
Compagnie Generale de Geophysique—Veritas (CGG—Veritas)* (France)	2,175	44,076
Dril-Quip, Inc.*	740	31,295
Trican Well Service Ltd. (Canada)	4,270	38,061
Weatherford International Ltd.* (Switzerland)	92,774	1,740,440

		3,378,328

Oil, Gas & Consumable Fuels—0.48%
BP plc (United Kingdom)	450	3,737
Edge Petroleum Corp.*	1,950	809
Forest Oil Corp.*	145	2,443
Hess Corp.	20,430	1,127,736
Mariner Energy, Inc.*	111	1,331
Petroleo Brasileiro S.A. (Petrobras)—ADR (Brazil)	1,680	56,616
Royal Dutch Shell plc—Class B (Netherlands)	156	4,049
Royal Dutch Shell plc—Class B—ADR (Netherlands)	650	34,145
Talisman Energy, Inc. (Canada)	2,670	41,277
Total S.A. (France)	480	26,616

		1,298,759

Total Energy		4,677,087

Financials—1.37%
Capital Markets—0.35%
Bank of New York Mellon Corp.[1]	1,010	27,613
Federated Investors, Inc.—Class B	4,730	122,649
Franklin Resources, Inc.	550	48,774
Julius Baer Holding AG (Switzerland)	1,580	75,287
Northern Trust Corp.	820	49,044
SEI Investments Co.	28,580	540,162
State Street Corp.	490	24,647
T. Rowe Price Group, Inc.	1,220	56,986

		945,162

Commercial Banks—0.11%
BNP Paribas (France)	100	7,289

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
Commerzbank AG* (Germany)	250	1,968
Credit Agricole S.A. (France)	160	2,284
First Commonwealth Financial Corp.	12,240	81,641
The Hachijuni Bank Ltd. (Japan)	800	4,684
HSBC Holdings plc—ADR (United Kingdom)	977	49,534
Societe Generale (France)	716	45,967
Societe Generale—ADR (France)	2,315	29,794
The Sumitomo Trust & Banking Co. Ltd. (Japan)	800	4,380
Wilmington Trust Corp.	6,050	69,514

		297,055

Consumer Finance—0.59%
American Express Co.	55,600	1,575,148
Discover Financial Services	2,070	24,592

		1,599,740

Diversified Financial Services—0.07%
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	665	35,064
ING Groep N.V. (Netherlands)	185	2,372
JPMorgan Chase & Co.	2,340	90,441
Moody’s Corp.	2,540	60,300

		188,177

Insurance—0.18%
Allianz SE (Germany)	1,200	118,664
Amil Participacoes S.A. (Brazil)	10,900	62,997
AXA S.A. (France)	160	3,381
Brown & Brown, Inc.	1,110	21,290
First American Corp.	1,800	53,190
Muenchener Rueckverisicherungs-Gesellschaft AG (MunichRe) (Germany)	305	46,204
Principal Financial Group, Inc.	850	20,145
The Progressive Corp.*	5,140	80,081
Willis Group Holdings Ltd. (United Kingdom)	3,115	77,626

		483,578

Real Estate Investment Trusts (REITS)—0.02%
Alexandria Real Estate Equities, Inc.	540	20,579
Alstria Office REIT AG (Germany)	880	6,747
American Campus Communities, Inc.	860	19,720
Home Properties, Inc.	630	22,491

		69,537

Thrifts & Mortgage Finance—0.05%
Aareal Bank AG* (Germany)	525	7,467
First Niagara Financial Group, Inc.	3,130	41,160
NewAlliance Bancshares, Inc.	4,980	61,005
People’s United Financial, Inc.	1,680	27,300

		136,932

Total Financials		3,720,181

Health Care—4.95%
Biotechnology—0.43%
Celera Corp.*	20,420	122,520
Genzyme Corp.*	20,330	1,054,924

		1,177,444

Health Care Equipment & Supplies—1.18%
Abaxis, Inc.*	6,230	166,777
Align Technology, Inc.*	7,520	82,043
Becton, Dickinson & Co.	19,180	1,249,577
Covidien plc (Ireland)	4,220	159,558
DENTSPLY International, Inc.	5,010	167,084
Dexcom, Inc.*	29,790	192,443
Gen-Probe, Inc.*	4,330	160,730
Hologic, Inc.*	6,260	91,959
Inverness Medical Innovations, Inc.*	5,780	194,497
Micrus Endovascular Corp.*	1,775	15,993
Mindray Medical International Ltd.—ADR (China)	4,000	118,880

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
Nobel Biocare Holding AG (Switzerland)	5,240	124,500
OraSure Technologies, Inc.*	19,235	54,627
Sirona Dental Systems, Inc.*	4,260	110,717
Straumann Holding AG (Switzerland)	475	104,098
Synthes, Inc.	900	101,189
Zoll Medical Corp.*	6,560	120,901

		3,215,573

Health Care Providers & Services—0.57%
Bio-Reference Laboratories, Inc.*	3,740	119,904
Bumrungrad Hospital Public Co. Ltd.—NVDR (Thailand)	12,000	9,083
Diagnosticos da America S.A.* (Brazil)	8,170	174,333
Quest Diagnostics, Inc.	17,690	966,228
Sonic Healthcare Ltd. (Australia)	19,910	194,767
VCA Antech, Inc.*	3,760	96,181

		1,560,496

Health Care Technology—0.44%
Allscripts—Misys Healthcare Solutions, Inc.	5,530	95,282
Cerner Corp.*	12,750	829,770
Eclipsys Corp.*	15,640	284,648

		1,209,700

Life Sciences Tools & Services—1.34%
Caliper Life Sciences, Inc.*	23,247	39,287
Icon plc—ADR* (Ireland)	5,950	139,825
Lonza Group AG (Switzerland)	4,970	492,719
Luminex Corp.*	2,400	42,408
Millipore Corp.*	11,120	773,952
PerkinElmer, Inc.	54,593	962,475
Pharmaceutical Product Development, Inc. (PPD)	3,180	66,049
QIAGEN N.V.* (Netherlands)	4,760	90,250
Thermo Fisher Scientific, Inc.*	22,610	1,023,781

		3,630,746

Pharmaceuticals—0.99%
AstraZeneca plc (United Kingdom)	25	1,170
AstraZeneca plc—ADR (United Kingdom)	120	5,573
Bayer AG (Germany)	1,140	69,793
GlaxoSmithKline plc (United Kingdom)	695	13,337
Johnson & Johnson	17,430	1,061,313
Novartis AG—ADR (Switzerland)	33,368	1,522,248
Sanofi-Aventis (France)	31	2,030
Shire plc (United Kingdom)	635	9,418

		2,684,882

Total Health Care		13,478,841

Industrials—2.63%
Aerospace & Defense—0.03%
Empresa Brasileira de Aeronautica S.A. (Embraer)—ADR (Brazil)	2,855	55,644
Hexcel Corp.*	910	9,291

		64,935

Air Freight & Logistics—1.12%
FedEx Corp.	18,265	1,239,098
TNT N.V. (Netherlands)	2,116	50,253
United Parcel Service, Inc. (UPS)—Class B	32,462	1,744,183

		3,033,534

Airlines—1.29%
AirTran Holdings, Inc.*	3,750	27,150
Deutsche Lufthansa AG (Germany)	610	8,228
Ryanair Holdings plc—ADR* (Ireland)	820	23,214
Singapore Airlines Ltd. (Singapore)	2,000	18,766
Southwest Airlines Co.	437,085	3,431,117

		3,508,475

Building Products—0.01%
Owens Corning, Inc.*	2,130	39,149

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
Commercial Services & Supplies—0.02%
Tomra Systems ASA (Norway)	11,910	45,293

Electrical Equipment—0.03%
ABB Ltd. (Asea Brown Boveri)—ADR (Switzerland)	2,320	42,410
Gamesa Corporacion Tecnologica S.A. (Spain)	930	20,119
Nexans S.A. (France)	390	26,239

		88,768

Industrial Conglomerates—0.05%
Siemens AG (Germany)	1,670	133,132

Machinery—0.03%
FreightCar America, Inc.	1,610	32,168
Lindsay Corp.	350	12,415
Wabtec Corp.	950	31,967

		76,550

Professional Services—0.03%
Equifax, Inc.	1,240	32,302
Experian plc (Ireland)	6,260	51,650

		83,952

Road & Rail—0.02%
All America Latina Logistica (ALL) (Brazil)	6,900	43,578
Kansas City Southern*	970	19,701

		63,279

Trading Companies & Distributors—0.00%**
Rush Enterprises, Inc.—Class A*	660	8,646

Total Industrials		7,145,713

Information Technology—7.80%
Communications Equipment—2.18%
Alcatel-Lucent—ADR* (France)	20,000	55,200
BigBand Networks, Inc.*	13,500	74,115
Blue Coat Systems, Inc.*	8,080	151,015
Cisco Systems, Inc.*	141,708	3,118,993
Infinera Corp.*	10,590	71,694
Juniper Networks, Inc.*	30,246	790,328
Nokia Corp.—ADR (Finland)	116,517	1,554,337
Riverbed Technology, Inc.*	6,060	121,261

		5,936,943

Computers & Peripherals—0.63%
Diebold, Inc.	330	9,148
EMC Corp.*	113,360	1,707,202

		1,716,350

Electronic Equipment, Instruments & Components—0.02%
LoJack Corp.*	13,460	54,917

Internet Software & Services—1.08%
comScore, Inc.*	8,100	123,282
Google, Inc.—Class A*	6,215	2,753,556
Vocus, Inc.*	3,490	58,702

		2,935,540

IT Services—0.64%
Accenture Ltd.—Class A (Bermuda)	2,830	99,248
Amdocs Ltd.* (Guernsey)	6,575	157,274
Automatic Data Processing, Inc.	29,838	1,111,466
Cap Gemini (France)	1,930	89,100
Online Resources Corp.*	14,210	93,928
Paychex, Inc.	3,100	82,150
Redecard S.A. (Brazil)	6,700	99,753

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
		1,732,919

Semiconductors & Semiconductor Equipment—0.22%
Aixtron AG (Germany)	3,260	53,194
ASML Holding N.V. (Netherlands)	1,850	48,431
ASML Holding N.V.—NY Shares (Netherlands)	3,110	80,891
Hynix Semiconductor, Inc.* (South Korea)	230	3,297
KLA-Tencor Corp.	2,420	77,150
Lam Research Corp.*	2,240	67,334
Netlogic Microsystems, Inc.*	3,030	120,412
Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Taiwan)	2,322	24,307
Tokyo Electron Ltd. (Japan)	2,200	115,337

		590,353

Software—3.03%
Autodesk, Inc.*	68,110	1,485,479
Electronic Arts, Inc. (EA)*	76,370	1,639,664
Intuit, Inc.*	2,160	64,152
Microsoft Corp.	115,080	2,706,682
Misys plc* (United Kingdom)	11,205	33,920
Salesforce.com, Inc.*	18,070	783,154
SAP AG (Germany)	640	30,139
SAP AG—ADR (Germany)	25,570	1,208,182
Square Enix Holdings Co. Ltd. (Japan)	200	4,450
Temenos Group AG* (Switzerland)	5,500	110,185
TIBCO Software, Inc.*	12,610	110,085
UbiSoft Entertainment S.A.* (France)	3,850	65,757

		8,241,849

Total Information Technology		21,208,871

Materials—1.07%
Chemicals—0.42%
Arkema (France)	2	57
Calgon Carbon Corp.*	3,540	44,852
Johnson Matthey plc (United Kingdom)	1,340	31,691
Monsanto Co.	12,530	1,052,520
The Scotts Miracle-Gro Co.—Class A	700	27,335

		1,156,455

Containers & Packaging—0.01%
Bemis Co., Inc.	1,200	31,584

Metals & Mining—0.03%
Antofagasta plc—ADR (United Kingdom)	2,800	70,280

Paper & Forest Products—0.61%
Norbord, Inc. (Canada)	5,770	5,625
Weyerhaeuser Co.	47,294	1,657,182

		1,662,807

Total Materials		2,921,126

Telecommunication Services—0.10%
Diversified Telecommunication Services—0.02%
France Telecom S.A. (France)	1,180	29,445
Hutchison Telecommunications Hong Kong Holdings Ltd.* (Hong Kong)	6,550	1,014
Swisscom AG—ADR (Switzerland)	800	26,192

		56,651

Wireless Telecommunication Services—0.08%
American Tower Corp.—Class A*	1,280	43,635
Crown Castle International Corp.*	2,690	77,311
Hutchison Telecommunications International Ltd. (Hong Kong)	6,550	1,716
SBA Communications Corp.—Class A*	1,610	42,005
SK Telecom Co. Ltd.—ADR (South Korea)	3,090	52,005

		216,672

Total Telecommunication Services		273,323

Utilities—0.04%

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
Electric Utilities—0.02%
E.ON AG (Germany)	1,255	47,770

Independent Power Producers & Energy Traders—0.02%
Mirant Corp.*	1,280	23,117
RRI Energy, Inc.*	3,910	20,919

		44,036

Multi-Utilities—0.00%**
National Grid plc (United Kingdom)	740	6,903

Water Utilities—0.00%**
Companhia de Saneamento de Minas Gerais—Copasa MG (Brazil)	620	8,473

Total Utilities		107,182

TOTAL COMMON STOCKS (Identified Cost $65,799,989)		71,955,482

PREFERRED STOCKS—0.04%
Consumer Staples—0.02%
Household Products—0.02%
Henkel AG & Co. KGaA (Germany)	1,130	41,547

Financials—0.02%
Commercial Banks—0.02%
PNC Financial Services Group, Inc.—Series K	65,000	58,739

TOTAL PREFERRED STOCKS (Identified Cost $99,312)		100,286

WARRANTS—0.00%**
Health Care—0.00%**
Life Sciences Tools & Services—0.00%**
Caliper Life Sciences, Inc., 8/10/2011 (Identified Cost $215)	348	59

CORPORATE BONDS—23.88%
Convertible Corporate Bonds—0.08%
Consumer Discretionary—0.02%
Hotels, Restaurants & Leisure—0.02%
Carnival Corp., 2.00%, 4/15/2021	$55,000	54,381

Health Care—0.04%
Biotechnology—0.04%
Amgen, Inc., 0.375%, 2/1/2013	110,000	110,550

Information Technology—0.02%
Computers & Peripherals—0.02%
EMC Corp., 1.75%, 12/1/2013	40,000	45,050

Total Convertible Corporate Bonds (Identified Cost $205,800)		209,981

Non-Convertible Corporate Bonds—23.80%
Consumer Discretionary—3.79%
Hotels, Restaurants & Leisure—0.93%
International Game Technology, 7.50%, 6/15/2019	205,000	218,194
McDonald’s Corp., Series I, 5.80%, 10/15/2017	1,920,000	2,103,116
McDonald’s Corp., Series I, 6.30%, 10/15/2037	190,000	211,338

		2,532,648

Household Durables—0.71%
Fortune Brands, Inc., 4.875%, 12/1/2013	1,800,000	1,756,431
Fortune Brands, Inc., 5.375%, 1/15/2016	195,000	181,952

		1,938,383

Media—1.22%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	130,000	140,998

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
AT&T Broadband Corp. (now known as Comcast Cable Communications Holdings, Inc.), 8.375%, 3/15/2013	657,000	754,880
Comcast Corp., 6.50%, 11/15/2035	55,000	59,234
Comcast Corp., 6.95%, 8/15/2037	170,000	193,094
The Walt Disney Co., Series B, 7.00%, 3/1/2032	145,000	174,495
The Walt Disney Co., Series C, 5.625%, 9/15/2016	1,800,000	1,977,860

		3,300,561

Multiline Retail—0.07%
Target Corp., 6.00%, 1/15/2018	180,000	196,139

Specialty Retail—0.83%
Home Depot, Inc., 5.40%, 3/1/2016	275,000	283,513
Lowe’s Companies, Inc., 6.10%, 9/15/2017	1,800,000	1,974,742

		2,258,255

Textiles, Apparel & Luxury Goods—0.03%
VF Corp., 5.95%, 11/1/2017	75,000	76,706

Total Consumer Discretionary		10,302,692

Consumer Staples—0.41%
Beverages—0.18%
The Coca-Cola Co., 5.35%, 11/15/2017	160,000	173,909
Pepsico, Inc., 5.00%, 6/1/2018	110,000	115,197
Pepsico, Inc., 7.90%, 11/1/2018	170,000	213,941

		503,047

Food & Staples Retailing—0.10%
The Kroger Co., 6.75%, 4/15/2012	240,000	262,167

Food Products—0.13%
General Mills, Inc., 5.65%, 2/15/2019	165,000	177,845
Kraft Foods, Inc., 6.125%, 2/1/2018	165,000	180,095

		357,940

Total Consumer Staples		1,123,154

Energy—0.31%
Energy Equipment & Services—0.14%
Baker Hughes, Inc., 7.50%, 11/15/2018	150,000	176,939
Weatherford International Ltd., 9.625%, 3/1/2019 (Switzerland)	170,000	210,852

		387,791

Oil, Gas & Consumable Fuels—0.17%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	95,000	98,702
Apache Corp., 6.90%, 9/15/2018	155,000	181,280
Arch Western Finance LLC, 6.75%, 7/1/2013	180,000	174,600

		454,582

Total Energy		842,373

Financials—11.53%
Capital Markets—1.42%
Goldman Sachs Capital I, 6.345%, 2/15/2034	55,000	48,589
The Goldman Sachs Group, Inc.[2], 3.25%, 6/15/2012	3,266,000	3,389,105
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	190,000	203,027
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	20,000	16,733
Morgan Stanley, Series F, 5.55%, 4/27/2017	202,000	202,122

		3,859,576

Commercial Banks—2.73%
Household Finance Co. (now known as HSBC Finance Corp.), 6.375%, 11/27/2012	55,000	56,130
HSBC Financial Corp., 7.00%, 5/15/2012	250,000	264,794
Key Bank National Association[2], 3.20%, 6/15/2012	3,476,000	3,603,190
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	190,000	182,756
PNC Bank National Association, 5.25%, 1/15/2017	195,000	189,336
PNC Funding Corp.[2] , 2.30%, 6/22/2012	2,246,000	2,271,640
U.S. Bank National Association, 6.375%, 8/1/2011	30,000	32,120
U.S. Bank National Association, 6.30%, 2/4/2014	100,000	109,140
Wachovia Corp., 5.25%, 8/1/2014	185,000	186,279

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
Wells Fargo & Co.[2] , 3.00%, 12/9/2011	515,000	531,260

		7,426,645

Consumer Finance—0.87%
American Express Credit Co.[3], Series B, 0.45438%, 10/4/2010	280,000	269,679
American Express Credit Co., Series C, 7.30%, 8/20/2013	1,800,000	1,921,414
SLM Corp., Series A, 4.00%, 1/15/2010	185,000	179,487

		2,370,580

Diversified Financial Services—6.50%
Bank of America Corp., 6.25%, 4/15/2012	1,800,000	1,891,129
Bank of America Corp., 5.75%, 8/15/2016	205,000	191,273
Bank of America Corp.[2] , Series L, 3.125%, 6/15/2012	5,518,000	5,705,314
Bank of America Corp., Series L, 7.625%, 6/1/2019	195,000	211,502
Citigroup, Inc.[2], 2.875%, 12/9/2011	5,788,000	5,951,470
JPMorgan Chase & Co.[2], 3.125%, 12/1/2011	3,600,000	3,725,363

		17,676,051

Insurance—0.01%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	80,000	22,939
American International Group, Inc., 4.25%, 5/15/2013	30,000	16,898

		39,837

Total Financials		31,372,689

Health Care—0.27%
Health Care Equipment & Supplies—0.08%
Becton Dickinson and Co., 6.00%, 5/15/2039	190,000	207,371

Pharmaceuticals—0.19%
Abbott Laboratories, 5.60%, 11/30/2017	160,000	173,825
Johnson & Johnson, 5.95%, 8/15/2037	160,000	177,854
Wyeth, 6.50%, 2/1/2034	155,000	176,629

		528,308

Total Health Care		735,679

Industrials—5.10%
Aerospace & Defense—0.14%
Boeing Co., 6.00%, 3/15/2019	175,000	191,712
Honeywell International, Inc., 5.30%, 3/1/2018	170,000	181,448

		373,160

Air Freight & Logistics—0.11%
FedEx Corp., 8.00%, 1/15/2019	80,000	93,610
United Parcel Service, Inc., 6.20%, 1/15/2038	180,000	204,524

		298,134

Airlines—0.07%
Southwest Airlines Co., 5.25%, 10/1/2014	210,000	206,722

Commercial Services & Supplies—0.07%
Waste Management, Inc., 7.375%, 3/11/2019	180,000	204,464

Industrial Conglomerates—2.98%
General Electric Capital Corp., 5.625%, 5/1/2018	1,800,000	1,816,825
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	130,000	124,479
General Electric Capital Corp.[2], Series G, 3.00%, 12/9/2011	5,798,000	5,978,353
General Electric Co., 5.25%, 12/6/2017	180,000	182,441

		8,102,098

Machinery—0.87%
Caterpillar Financial Service Corp., Series F, 7.05%, 10/1/2018	165,000	175,513
John Deere Capital Corp., 5.50%, 4/13/2017	20,000	20,788
John Deere Capital Corp., 5.75%, 9/10/2018	2,060,000	2,168,984

		2,365,285

Road & Rail—0.86%
CSX Corp., 6.25%, 4/1/2015	1,800,000	1,939,158
CSX Corp., 6.00%, 10/1/2036	225,000	212,354

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
Union Pacific Corp., 5.65%, 5/1/2017	175,000	182,750

		2,334,262

Total Industrials		13,884,125

Information Technology—0.29%
Communications Equipment—0.14%
Cisco Systems, Inc., 5.90%, 2/15/2039	180,000	191,271
Corning, Inc., 6.20%, 3/15/2016	180,000	181,688

		372,959

Computers & Peripherals—0.08%
IBM Corp., 8.00%, 10/15/2038	155,000	212,700

Software—0.07%
Microsoft Corp., 5.20%, 6/1/2039	190,000	190,842

Total Information Technology		776,501

Materials—1.25%
Chemicals—0.80%
E.I. du Pont de Nemours & Co., 5.875%, 1/15/2014	1,800,000	1,989,328
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	165,000	182,415

		2,171,743

Metals & Mining—0.45%
Alcoa, Inc., 5.87%, 2/23/2022	70,000	56,794
BHP Billiton Finance (USA) Ltd., 6.50%, 4/1/2019 (Australia)	925,000	1,052,705
Freeport-McMoRan Copper & Gold, Inc.[4], 4.995%, 4/1/2015	120,000	115,423

		1,224,922

Total Materials		3,396,665

Utilities—0.85%
Electric Utilities—0.82%
Allegheny Energy Supply Co. LLC[5], 8.25%, 4/15/2012	85,000	90,883
Columbus Southern Power Co., Series C, 5.50%, 3/1/2013	1,800,000	1,879,301
Exelon Generation Co. LLC, 5.35%, 1/15/2014	55,000	56,954
Southwestern Electric Power Co., 6.45%, 1/15/2019	185,000	195,004

		2,222,142

Multi-Utilities—0.03%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	85,000	91,568

Total Utilities		2,313,710

Total Non-Convertible Corporate Bonds (Identified Cost $62,721,896)		64,747,588

TOTAL CORPORATE BONDS (Identified Cost $62,927,696)		64,957,569

MUTUAL FUNDS—0.42%
Financial Select Sector SPDR Fund	5,220	67,912
iShares iBoxx High Yield Corporate Bond Fund	3,760	317,532
iShares iBoxx Investment Grade Corporate Bond Fund	7,280	760,469

TOTAL MUTUAL FUNDS (Identified Cost $1,007,030)		1,145,913

U.S. TREASURY SECURITIES—17.35%
U.S. Treasury Bonds—1.15%
U.S. Treasury Bond, 5.50%, 8/15/2028	$1,410,000	1,629,211
U.S. Treasury Bond, 5.375%, 2/15/2031	1,300,000	1,492,360

Total U.S. Treasury Bonds (Identified Cost $3,148,667)		3,121,571

U.S. Treasury Notes—16.20%
U.S. Treasury Note, 5.00%, 2/15/2011	1,000,000	1,063,320
U.S. Treasury Note, 4.00%, 11/15/2012	9,000,000	9,646,875
U.S. Treasury Note, 3.625%, 5/15/2013	5,525,000	5,852,185

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
U.S. Treasury Note, 2.625%, 6/30/2014	6,490,000	6,524,462
U.S. Treasury Note, 4.00%, 2/15/2015	14,000,000	14,913,276
U.S. Treasury Note, 3.50%, 2/15/2018	3,000,000	3,021,564
U.S. Treasury Note, 3.75%, 11/15/2018	3,000,000	3,060,480

Total U.S. Treasury Notes (Identified Cost $42,574,358)		44,082,162

TOTAL U.S. TREASURY SECURITIES (Identified Cost $45,723,025)		47,203,733

U.S. GOVERNMENT AGENCIES—22.23%
Mortgage-Backed Securities—10.14%
Fannie Mae, Pool #805347, 5.50%, 1/1/2020	16,066	16,907
Fannie Mae, Pool #816064, 4.50%, 4/1/2020	130,545	135,414
Fannie Mae, Pool #863151, 4.50%, 11/1/2020	84,365	87,512
Fannie Mae, Pool #851149, 5.00%, 4/1/2021	264,890	276,509
Fannie Mae, Pool #899023, 4.50%, 1/1/2022	86,981	89,438
Fannie Mae, Pool #899287, 5.00%, 2/1/2022	90,289	93,939
Fannie Mae, Pool #888815, 4.50%, 11/1/2022	735,042	755,799
Fannie Mae, Pool #AA1563, 4.50%, 2/1/2024	1,713,813	1,761,673
Fannie Mae, Pool #357319, 6.00%, 12/1/2032	143,561	151,840
Fannie Mae, Pool #790393, 6.50%, 9/1/2034	4,090	4,398
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	486,236	490,779
Fannie Mae, Pool #886904, 6.50%, 9/1/2036	1,341,799	1,437,510
Fannie Mae, Pool #901895, 6.50%, 9/1/2036	105,668	113,206
Fannie Mae, Pool #899393, 6.00%, 4/1/2037	217,634	228,485
Fannie Mae, Pool #939487, 5.00%, 6/1/2037	71,431	73,181
Fannie Mae, Pool #949709, 6.50%, 9/1/2037	2,187	2,342
Fannie Mae, Pool #945845, 6.00%, 8/1/2037	171,150	179,683
Fannie Mae, Pool #950248, 6.00%, 10/1/2037	158,025	165,904
Fannie Mae, Pool #960196, 5.00%, 11/1/2037	47,586	48,752
Fannie Mae, Pool #929084, 5.00%, 2/1/2038	257,969	264,289
Fannie Mae, Pool #972107, 5.00%, 2/1/2038	789,043	808,331
Fannie Mae, Pool #961950, 5.00%, 3/1/2038	49,875	51,094
Fannie Mae, Pool #973091, 5.00%, 3/1/2038	29,966	30,698
Fannie Mae, Pool #912948, 5.00%, 5/1/2038	1,233,531	1,263,754
Fannie Mae, Pool #975840, 5.00%, 5/1/2038	861,902	882,971
Fannie Mae, Pool #976516, 5.00%, 5/1/2038	28,565	29,263
Fannie Mae, Pool #984379, 6.00%, 5/1/2038	804,881	844,589
Fannie Mae, Pool #981636, 5.00%, 6/1/2038	30,855	31,610
Fannie Mae, Pool #981650, 5.00%, 6/1/2038	420,311	430,586
Fannie Mae, Pool #985554, 5.00%, 6/1/2038	85,324	87,410
Fannie Mae, Pool #934329, 5.00%, 7/1/2038	416,808	426,997
Fannie Mae, Pool #986458, 6.00%, 8/1/2038	460,892	483,629
Fannie Mae, Pool #987831, 6.00%, 9/1/2038	1,496,535	1,570,364
Fannie Mae, Pool #988990, 6.00%, 9/1/2038	40,416	42,410
Fannie Mae, Pool #983839, 5.00%, 11/1/2038	31,799	32,576
Fannie Mae, Pool #993920, 6.00%, 11/1/2038	622,645	653,362
Fannie Mae, Pool #AA0675, 6.00%, 12/1/2038	449,023	471,175
Fannie Mae, Pool #971022, 5.00%, 1/1/2039	1,167,802	1,196,349
Fannie Mae, Pool #988811, 6.00%, 1/1/2039	376,443	395,015
Fannie Mae, Pool #994216, 5.00%, 1/1/2039	48,186	49,364
Fannie Mae, Pool #AA1717, 5.00%, 1/1/2039	818,780	838,795
Fannie Mae, Pool #AA1810, 5.00%, 1/1/2039	759,366	777,853
Fannie Mae, Pool #983686, 5.00%, 2/1/2039	853,960	874,750
Fannie Mae, Pool #AA1686, 5.00%, 3/1/2039	270,869	277,463
Fannie Mae, Pool #AA4461, 5.00%, 3/1/2039	53,653	54,960
Fannie Mae, Pool #AA5087, 5.00%, 4/1/2039	72,640	74,408
Fannie Mae, TBA[6], 4.50%, 8/15/2021	975,000	1,000,898

Fannie Mae, TBA[6], 6.00%, 8/13/2039	950,000	995,719
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019	12,668	13,339
Federal Home Loan Mortgage Corp., Pool #G11896, 4.50%, 1/1/2021	77,345	80,134
Federal Home Loan Mortgage Corp., Pool #G11912, 5.50%, 3/1/2021	269,814	283,254
Federal Home Loan Mortgage Corp., Pool #G18168, 5.00%, 2/1/2022	49,772	51,753
Federal Home Loan Mortgage Corp., Pool #G18182, 5.50%, 5/1/2022	41,697	43,676
Federal Home Loan Mortgage Corp., Pool #G12833, 4.50%, 9/1/2022	152,012	156,162
Federal Home Loan Mortgage Corp., Pool #J06512, 5.00%, 12/1/2022	152,346	158,409

Investment Portfolio - July 31, 2009 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
Federal Home Loan Mortgage Corp., Pool #G12966, 5.50%, 1/1/2023	74,406	77,938
Federal Home Loan Mortgage Corp., Pool #G13136, 4.50%, 5/1/2023	111,373	114,390
Federal Home Loan Mortgage Corp., Pool #G01736, 6.50%, 9/1/2034	9,205	9,892
Federal Home Loan Mortgage Corp., Pool #A52888, 6.50%, 10/1/2036	101,565	108,480
Federal Home Loan Mortgage Corp., Pool #A62373, 5.00%, 6/1/2037	305,253	312,542
Federal Home Loan Mortgage Corp., Pool #A82556, 5.50%, 10/1/2038	155,680	161,414
GNMA, Pool #365225, 9.00%, 11/15/2024	2,009	2,308
GNMA, Pool #398655, 6.50%, 5/15/2026	1,089	1,173
GNMA, Pool #452826, 9.00%, 1/15/2028	2,090	2,411
GNMA, Pool #460820, 6.00%, 6/15/2028	15,064	15,978
GNMA, Pool #458983, 6.00%, 1/15/2029	34,057	36,124
GNMA, Pool #530481, 8.00%, 8/15/2030	16,854	19,118
GNMA, Pool #577796, 6.00%, 1/15/2032	27,690	29,371
GNMA, Pool #631703, 6.50%, 9/15/2034	7,092	7,567
GNMA, Pool #003808, 6.00%, 1/20/2036	448,442	470,837
GNMA, Pool #651235, 6.50%, 2/15/2036	324,665	346,139
GNMA, Pool #003830, 5.50%, 3/20/2036	1,028,201	1,071,107
GNMA, Pool #671304, 5.50%, 6/15/2037	182,002	189,669
GNMA, Pool #671531, 5.50%, 9/15/2037	176,356	183,786
GNMA, Pool #671161, 5.50%, 11/15/2037	574,292	598,486
GNMA, Pool #703481, 5.50%, 2/15/2039	1,889,352	1,968,355

Total Mortgage-Backed Securities (Identified Cost $27,117,171)		27,567,765

Other Agencies—12.09%
Fannie Mae, 1.375%, 4/28/2011	18,600,000	18,687,662
Fannie Mae, 4.875%, 5/18/2012	1,135,000	1,232,400
Fannie Mae, 6.25%, 5/15/2029	512,000	612,128
Fannie Mae, 7.25%, 5/15/2030	458,000	611,238
Fannie Mae, 6.625%, 11/15/2030	486,000	609,209
Freddie Mac, 3.75%, 3/27/2019	6,125,000	6,084,808
Freddie Mac, 6.75%, 3/15/2031	480,000	613,693
Freddie Mac, 6.25%, 7/15/2032	3,654,000	4,438,408

Total Other Agencies (Identified Cost $32,568,105)		32,889,546

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $59,685,276)		60,457,311

SHORT-TERM INVESTMENTS—9.09%
Dreyfus Cash Management, Inc.—Institutional Shares	11,806,954	11,806,954
Fannie Mae Discount Note, 9/18/2009	$5,000,000	4,998,863
Federal Home Loan Bank Discount Note, 8/7/2009	3,000,000	2,999,908
U.S. Treasury Bill, 8/27/2009	4,910,000	4,909,537

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $24,708,561)		24,715,262

TOTAL INVESTMENTS—99.46% (Identified Cost $259,951,104)		270,535,615
OTHER ASSETS, LESS LIABILITIES—0.54%		1,456,430

NET ASSETS—100%		$271,992,045

*	Non-income producing security
**	Less than 0.01%

ADR—American Depository Receipt

NVDR—Non-Voting Depository Receipt

[1]	Bank of New York Mellon Corp. is the Fund’s custodian.
[2]	Security insured under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.
[3]	The coupon rate is a floating rate and is subject to change monthly. The coupon rate stated is the rate as of July 31, 2009.
[4]	The coupon rate is a floating rate and is subject to change semi-annually. The coupon rate stated is the rate as of July 31, 2009.

Investment Portfolio - July 31, 2009 (unaudited)

[5]

Restricted securities—Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security has been sold under rule 144A and has been determined to be liquid under guidelines established by the Board of Directors. This security amounts to $90,883, or 0.03%, of the Series’ net assets as of July 31, 2009.

[6]	Securities purchased on a forward commitment or when-issued basis. TBA—to be announced.

Federal Tax Information:

On July 31, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$260,180,408

Unrealized appreciation	$12,475,315
Unrealized depreciation	(2,120,108)

Net unrealized appreciation	$10,355,207

FAS 157 Information:

FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) established a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements. In April 2009, FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly (“FSP 157-4”) was issued and is effective for financial statements and interim periods ending after June 15, 2009. FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for an asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. The impact on the Series resulting from the adoption of this FSP is expanded disclosure as shown below.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the levels used as of July 31, 2009 in valuing the Series’ assets or liabilities carried at market value:

Description:	7/31/09	Level 1	Level 2	Level 3
Equity securities*	$71,955,541	$71,829,275	$126,266	$—
Preferred securities	100,286	41,547	58,739	—
Debt securities:
US Treasury and other US government agencies	120,569,352	—	120,569,352	—
Corporate debt	64,747,588	—	64,747,588	—
Convertible corporate debt	209,981	—	209,981	—
Mutual Funds	12,952,867	12,952,867	—	—
Other financial instruments**	—	—	—	—

Total	$270,535,615	$84,823,689	$185,711,926	$—

*	Includes common stock, warrants and rights.

**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of July 31, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2008 or July 31, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2009 (unaudited)

Target Income Series	Shares	Value
MUTUAL FUNDS—100.05%
Manning & Napier Pro-Blend® Conservative Term Series—Class I	4,061,760	$39,967,722

TOTAL INVESTMENTS—100.05%
(Identified Cost $36,944,320)		39,967,722
LIABILITIES, LESS OTHER ASSETS—(0.05%)		(18,032)

NET ASSETS—100%		$39,949,690

Federal Tax Information:

On July 31, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$36,944,320
Unrealized appreciation	$3,023,402
Unrealized depreciation	—

Net unrealized appreciation	$3,023,402

FAS 157 Information:

FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) established a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements. In April 2009, FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly (“FSP 157-4”) was issued and is effective for financial statements and interim periods ending after June 15, 2009. FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for an asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. The impact on the Series resulting from the adoption of this FSP is expanded disclosure as shown below.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the levels used as of July 31, 2009 in valuing the Series’ assets or liabilities carried at market value:

Investment Portfolio - July 31, 2009 (unaudited)

Description:	7/31/09	Level 1	Level 2	Level 3
Equity securities*	$—	$—	$—	$—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual Funds	39,967,722	39,967,722	—	—
Other financial instruments**	—	—	—	—

Total	$39,967,722	$39,967,722	$—	$—

*	Includes common stock, warrants and rights.

**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of July 31, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2008 or July 31, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2009 (unaudited)

Target 2010 Series	Shares	Value
MUTUAL FUNDS—100.05%
Manning & Napier Pro-Blend® Moderate Term Series—Class I	1,225,718	$11,301,124

TOTAL INVESTMENTS—100.05% (Identified Cost $9,916,908)		11,301,124
LIABILITIES, LESS OTHER ASSETS—(0.05%)		(5,119)

NET ASSETS—100%		$11,296,005

Federal Tax Information:

On July 31, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes		$9,916,908

Unrealized appreciation		$1,384,216
Unrealized depreciation		—

Net unrealized appreciation		$1,384,216

FAS 157 Information:

FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) established a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements. In April 2009, FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly (“FSP 157-4”) was issued and is effective for financial statements and interim periods ending after June 15, 2009. FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for an asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. The impact on the Series resulting from the adoption of this FSP is expanded disclosure as shown below.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the levels used as of July 31, 2009 in valuing the Series’ assets or liabilities carried at market value:

Description:	7/31/09	Level 1	Level 2	Level 3
Equity securities*	$—	$—	$—	$—
Preferred securities	—	—	—	—

Investment Portfolio - July 31, 2009 (unaudited)

Debt securities	—	—	—	—
Mutual Funds	11,301,124	11,301,124	—	—
Other financial instruments**	—	—	—	—

Total	$11,301,124	$11,301,124	$—	$—

*	Includes common stock, warrants and rights.

**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of July 31, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2008 or July 31, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or unaudited semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2009 (unaudited)

Target 2020 Series	Shares	Value
MUTUAL FUNDS—100.04%
Manning & Napier Pro-Blend® Extended Term Series—Class I	2,087,093	$18,262,068

TOTAL INVESTMENTS—100.04% (Identified Cost $15,534,740)		18,262,068
LIABILITIES, LESS OTHER ASSETS—(0.04%)		(7,954)

NET ASSETS—100%		$18,254,114

Federal Tax Information:
On July 31, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:
Cost for federal income tax purposes		$15,534,740

Unrealized appreciation		$2,727,328
Unrealized depreciation		—

Net unrealized appreciation		$2,727,328

FAS 157 Information:

FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) established a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements. In April 2009, FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly (“FSP 157-4”) was issued and is effective for financial statements and interim periods ending after June 15, 2009. FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for an asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. The impact on the Series resulting from the adoption of this FSP is expanded disclosure as shown below.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - July 31, 2009 (unaudited)

The following is a summary of the levels used as of July 31, 2009 in valuing the Series’ assets or liabilities carried at market value:

Description:	7/31/09	Level 1	Level 2	Level 3
Equity securities*	$—	$—	$—	$—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual Funds	18,262,068	18,262,068	—	—
Other financial instruments**	—	—	—	—

Total	$18,262,068	$18,262,068	$—	$—

*	Includes common stock, warrants and rights.

**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of July 31, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2008 or July 31, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2009 (unaudited)

Target 2030 Series	Shares	Value
MUTUAL FUNDS—100.04%
Manning & Napier Pro-Blend® Extended Term Series—Class I	704,682	$6,165,971
Manning & Napier Pro-Blend® Maximum Term Series—Class I	785,085	6,555,456

TOTAL INVESTMENTS—100.04% (Identified Cost $10,449,379)		12,721,427
LIABILITIES, LESS OTHER ASSETS—(0.04%)		(5,069)

NET ASSETS—100%		$12,716,358

Federal Tax Information:
On July 31, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:
Cost for federal income tax purposes	$10,449,379

Unrealized appreciation	$2,272,048
Unrealized depreciation	—

Net unrealized appreciation	$2,272,048

FAS 157 Information:

FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) established a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements. In April 2009, FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly (“FSP 157-4”) was issued and is effective for financial statements and interim periods ending after June 15, 2009. FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for an asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. The impact on the Series resulting from the adoption of this FSP is expanded disclosure as shown below.

Investment Portfolio - July 31, 2009 (unaudited)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the levels used as of July 31, 2009 in valuing the Series’ assets or liabilities carried at market value:

Description:	7/31/09	Level 1	Level 2	Level 3
Equity securities*	$—	$—	$—	$—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual Funds	12,721,427	12,721,427	—	—
Other financial instruments**	—	—	—	—

Total	$12,721,427	$12,721,427	$—	$—

*	Includes common stock, warrants and rights.

**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of July 31, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2008 or July 31, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2009 (unaudited)

Target 2040 Series	Shares	Value
MUTUAL FUNDS—100.04%
Manning & Napier Pro-Blend® Maximum Term Series—Class I	684,114	$5,712,355

TOTAL INVESTMENTS—100.04% (Identified Cost $4,617,002)		5,712,355
LIABILITIES, LESS OTHER ASSETS—(0.04%)		(2,020)

NET ASSETS—100%		$5,710,335

Federal Tax Information:

On July 31, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$4,617,002

Unrealized appreciation	$1,095,353
Unrealized depreciation	—

Net unrealized appreciation	$1,095,353

FAS 157 Information:

FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) established a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements. In April 2009, FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly (“FSP 157-4”) was issued and is effective for financial statements and interim periods ending after June 15, 2009. FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for an asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. The impact on the Series resulting from the adoption of this FSP is expanded disclosure as shown below.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - July 31, 2009 (unaudited)

The following is a summary of the levels used as of July 31, 2009 in valuing the Series’ assets or liabilities carried at market value:

Description:	7/31/09	Level 1	Level 2	Level 3
Equity securities*	$—	$—	$—	$—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual Funds	5,712,355	5,712,355	—	—
Other financial instruments**	—	—	—	—

Total	$5,712,355	$5,712,355	$—	$—

*	Includes common stock, warrants and rights.

**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of July 31, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2008 or July 31, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2009 (unaudited)

Target 2050 Series	Shares	Value
MUTUAL FUNDS—99.98%
Manning & Napier Pro-Blend® Maximum Term Series—Class I	31,377	$261,999

TOTAL INVESTMENTS—99.98% (Identified Cost $236,103)		261,999
OTHER ASSETS, LESS LIABILITIES—0.02%		44

NET ASSETS—100%		$262,043

Federal Tax Information:

On July 31, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$236,103

Unrealized appreciation	$25,896
Unrealized depreciation	—

Net unrealized appreciation	$25,896

FAS 157 Information:

FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) established a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements. In April 2009, FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly (“FSP 157-4”) was issued and is effective for financial statements and interim periods ending after June 15, 2009. FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for an asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. The impact on the Series resulting from the adoption of this FSP is expanded disclosure as shown below.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - July 31, 2009 (unaudited)

The following is a summary of the levels used as of July 31, 2009 in valuing the Series’ assets or liabilities carried at market value:

Description:	7/31/09	Level 1	Level 2	Level 3
Equity securities*	$—	$—	$—	$—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual Funds	261,999	261,999	—	—
Other financial instruments**	—	—	—	—

Total	$261,999	$261,999	$—	$—

*	Includes common stock, warrants and rights.

**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of July 31, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2008 or July 31, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

ITEM 2:	CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3:	EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.
September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.
September 29, 2009

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.
September 29, 2009